As filed with the Securities and Exchange Commission on December 29, 2009
Securities Act File No. 333-75786
Investment Company Act File No. 811-10405

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 25	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒

ALPINE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, New York 10577
 (Address of Principal Executive Offices)

1-866-729-6633
(Registrant's Telephone Number, Including Area Code

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Name and address of Agent for Service)

Copy to:
Thomas R. Westle, Esq.
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, New York 10174

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on February 27, 2010 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Alpine Dynamic Balance Fund (ADBYX)
Alpine Dynamic Dividend Fund (ADVDX)
Alpine Dynamic Financial Services Fund (ADFSX)
Alpine Dynamic Innovators Fund (ADINX)
Alpine Dynamic Transformations Fund (ADTRX)
Alpine Accelerating Dividend Fund (AADDX)

PROSPECTUS

Each a Series of Alpine Series Trust
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

For more information call 1-888-785-5578
or
View our website at www.alpinefunds.com

Dated February 27, 2010

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

The Funds’ Summary Section

1

About the Funds

25

The Funds’ Investments and Related Risks

41

Management of the Fund

46	Portfolio Manager
49	How the Funds Value their Shares

How to Buy Shares

50	Purchases by Mail
50	Purchases by Internet
51	Purchases by Wire
51	For Subsequent Investmenst - By Wire
51	Additional Information

How to Redeem Shares

53	Redeeming Shares by Mail
54	Redeeming Shares by Telephone
55	Additional Redemption Information
55	Redemption Fees
56	Tools to Combat Frequent Transactions

Shareholder Services

57	Automatic Investment Plan
57	Telephone Investment Plan
57	Systematic Cash Withdrawal Plan
57	Investments through Employee Benefit and Savings Plans
57	Automatic Reinvestment Plan
57	Tax Sheltered Retirement Plans
58	Householding
58	Internet Account Access and Trading

Dividends, Distributions and Taxes

58	Dividend Policy
58	Taxation of the Funds
59	Taxation of Shareholders

Index Descriptions

60

Financial Highlights

62

Notice of Privacy Policy

68

Additional Information

69

To Obtain More Information about the Funds

70

Summary Section

Alpine Dynamic Balance Fund

Investment Objective
The primary investment objective of Alpine Dynamic Balance Fund (the “Balance Fund”) is capital appreciation. The Balance Fund’s secondary investment objectives are reasonable income and conservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed within less than two months of purchase)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.31%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$133	$415	$718	$1,579

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Table of Contents - Prospectus

Principal Investment Strategies
The Balance Fund pursues its investment objectives by investing its assets primarily in a combination of equity securities of large U.S companies and high quality fixed income securities.  The equity securities in which the Balance Fund invests may include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks, such as convertible debt, options on securities and warrants. The Balance Fund’s investments in common stocks will emphasize stocks that (at the time of purchase) pay dividends and have capital appreciation potential.  The fixed income securities in which the Balance Fund invests may include U.S. Government debt obligations, corporate debt obligations, and money market instruments.  The Balance Fund may invest up to 5% of its net assets in fixed income securities rated below “A” by Standard and Poor’s Rating Services or by Moody’s Investors Services, Inc; this limit does not apply to convertible debt securities.  The Fund may invest up to 15% of the value its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

Under normal circumstances, the Balance Fund invests not less than 25% of its net assets in fixed income securities.  The Balance Fund will sometimes be more heavily invested in equity securities and at other times it will be more heavily invested in fixed income securities, depending on the appraisal of market and economic conditions by Alpine Woods Capital Investors, LLC (the “Adviser”).  For instance, the Balance Fund may be more heavily invested in equity securities when, in the opinion of the Adviser, interest rates are generally perceived to be rising and the anticipated performance of equity securities is believed to be positive.  In such instances, the Balance Fund may invest up to 75% of its net assets in equity securities.  Additionally, the Balance Fund may invest up to 75% of its net assets in fixed income securities when, in the opinion of the Adviser, the prospective returns of equity securities appear to be lower or less certain than those of fixed income securities.

The Balance Fund invests in equity securities that offer growth potential and in fixed income securities that offer the potential for both growth and income.  The Adviser focuses on companies it believes are attractively valued relative to their growth prospects. With respect to equity investments, the Adviser considers company fundamentals and the strength of a company’s management, as well as economic, market and regulatory conditions affecting a company or its industry.  The Adviser will also look for companies involved in special situations such as change in management, change in polices, acquisition, merger, reorganization or spin-off.  With respect to fixed income securities, investment emphasis is placed on higher quality issues expected to fluctuate little in value except as a result of changes in prevailing interest rates.  The market values of the fixed income securities in the Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates.

Principal Investment Risks
An investment in the Balance Fund, like any investment, is subject to certain risks.  The value of the Balance Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Balance Fund’s shares to increase or decrease. You could lose money by investing in the Balance Fund.  By itself, the Balance Fund does not constitute a balanced investment program.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
Fixed Income Securities Risk — Fixed income securities are subject to credit risk and market risk.  Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.
•
Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments.  These risks may be greater in emerging markets.

•	Growth Stock Risk — The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Table of Contents - Prospectus

The Balance Fund may be appropriate for investors seeking a long-term investment offering both current income and growth potential.

Performance
The bar chart below shows how the Balance Fund has performed and provides some indication of the risks of investing in the Balance Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Balance Fund for full calendar years.  The table below it compares the performance of the Balance Fund over time to the Balance Fund’s benchmark index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance (before and after taxes) does not indicate how the Balance Fund will perform in the future.  Updated performance is available on the Fund’s website at www.alpinefunds.com

Alpine Dynamic Balance Fund
Calendar Year Total Returns as of 12/31 of Each Year

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
15.45%	6/30/03	-15.08%	12/31/08

Table of Contents - Prospectus

Average Annual Total Returns
(For the periods ending December 31, 2009)

Alpine Dynamic Balance Fund	1 Year	5 Years	Since Inception 6/7/01
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Lipper Mixed-Asset Target Allocation Growth Funds Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The “Return After Taxes on Distributions and Sale of Fund shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mr. Samuel A. Lieber, Chief Executive Officer of the Adviser since 1997, and Mr. Stephen A. Lieber, are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have each managed the Fund since its inception.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.  The minimum initial amount of investment in the Fund is $1,000.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Summary Section

Alpine Dynamic Dividend Fund

Investment Objective
The Alpine Dynamic Dividend Fund (the “Dividend Fund”) seeks high current dividend income that qualifies for the reduced federal income tax rates created by the "Jobs and Growth Tax Relief Reconciliation Act of 2003," while also focusing on total return for long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed within less than two months of purchase)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Other Expenses	0.18%
Interest Expense	0.02%
Total Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.21%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$123	$384	$665	$1,466

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 656% of the average value of its portfolio.

Table of Contents - Prospectus

Principal Investment Strategies
To achieve its objective, under normal circumstances, the Dividend Fund will invest at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income. The equity securities in which the Dividend Fund will invest will include primarily common stocks.  The Dividend Fund may, from time to time, also invest in preferred stocks, REITs (real estate investment trusts), options and securities convertible into or exchangeable for common stocks, such as convertible debt.  The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, provided that no more than 25% are invested in emerging markets.

Under normal circumstances, a majority of the Dividend Fund’s investments in equity securities will include those securities that pay qualified dividend income, which is defined in the Code as dividends received during the taxable year from domestic and qualified foreign corporations.  A qualified foreign corporation is defined as any corporation that is incorporated in a possession of the United States or is eligible for the benefits of a comprehensive income tax treaty with the United States.

In managing the assets of the Dividend Fund, the Adviser generally pursues a value-oriented approach.  The Adviser seeks to identify investment opportunities in equity securities of dividend paying companies that it believes are undervalued relative to the market and to the securities’ historic valuations.  Factors that the Adviser will consider include fundamental factors such as earnings growth, cash flow, and historical payment of dividends.  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Principal Investment Risks
An investment in the Dividend Fund, like any investment, is subject to certain risks.  The value of the Dividend Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Dividend Fund’s shares to increase or decrease. You could lose money by investing in the Dividend Fund.  By itself, the Dividend Fund does not constitute a balanced investment program.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•	Qualified Dividend Tax Risk — Favorable federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.
•	Dividend Strategy Risk — The Adivser may not be able to anticipate the level of dividends that companies will pay in any given timeframe.
•
Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments.  These risks may be greater in emerging markets.

•
Emerging Market Securities Risk — The risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include lack of liquidity and greater price volatility, greater risks of expropriation, less developed legal systems and less reliable custodial services and settlement practices.

•	Value Stock Risk — Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.
•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

The Dividend Fund may be appropriate for investors seeking high current income at reduced federal tax rates.

Table of Contents - Prospectus

Performance
The bar chart below shows how the Dividend Fund has performed and provides some indication of the risks of investing in the Dividend Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Dividend Fund for full calendar years.  The table below it compares the performance of the Dividend Fund over time to the Dividend Fund’s benchmark index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance (before and after taxes) does not indicate how the Dividend Fund will perform in the future.  Updated performance is available on the Fund’s website at www.alpinefunds.com

Alpine Dynamic Dividend Fund
Calendar Year Total Returns as of 12/31 of Each Year

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
11.98%	12/31/06	-24.61%	12/31/08

Average Annual Total Returns
(For the periods ending December 31, 2009)

Alpine Dynamic Dividend Fund	1 Year	5 Years	Since Inception 9/22/03
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Lipper Equity Income Funds Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The “Return After Taxes on Distributions and Sale of Fund shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Table of Contents - Prospectus

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Ms. Jill K Evans and Mr. Kevin Shacknofsky are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have managed the Fund since 2003 and 2006, respectively.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.  The minimum initial amount of investment in the Fund is $1,000.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Summary Section

Alpine Dynamic Financial Services Fund

Investment Objective
The Alpine Dynamic Financial Services Fund (the “Financial Services Fund”) seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed within less than two months of purchase)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Other Expenses	0.97%
Interest Expense	0.09%
Total Other Expenses	1.06%
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	2.34%
Less: Fee Waiver / Expense Reimbursement (1)	-0.62%
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement	1.72%
  (1)   The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.35% of the Fund’s average net assets.  Subject to annual approval by the Board of Trustees, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$175	$671	$1,194	$2,628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 437% of the average value of its portfolio.

Table of Contents - Prospectus

Principal Investment Strategies
To achieve its objective, under normal circumstances the Financial Services Fund invests at least 80% of its net assets in the equity securities of certain U.S. and foreign companies engaged in the financial services industry.  These companies may include commercial and industrial banks, savings and loan associations, community savings banks and other thrift institutions, consumer and industrial finance and leasing companies, securities brokerage and investment advisory firms and insurance companies.  The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

In particular, the Financial Services Fund will invest a substantial percentage of its net assets in equity securities issued by banks that have strong growth prospects or takeover potential.  Such equity securities will primarily include common stocks and preferred stocks which the Financial Services Fund may acquire through direct investments or private placements.

In managing the assets of the Financial Services Fund, the Adviser generally pursues a value-oriented approach.  It is expected that the Financial Services Fund’s investment program will emphasize smaller market capitalizations, including micro-cap.  Factors that the Adviser will consider include fundamental factors such as earnings growth, cash flow, and industry and market–specific trends.  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Principal Investment Risks
An investment in the Financial Services Fund, like any investment, is subject to certain risks.  The value of the Financial Services Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Financial Services Fund’s shares to increase or decrease. You could lose money by investing in the Financial Services Fund.  By itself, the Financial Services Fund does not constitute a balanced investment program.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•
Financial Services Industry Concentration Risk — Financial institutions are subject to extensive government regulation which may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.

•	Value Stock Risk — Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.
•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.
•
Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments.  These risks may be greater in emerging markets.

Table of Contents - Prospectus

The Financial Services Fund may be appropriate for investors seeking above average returns and long-term growth of capital.

Performance
The bar chart below shows how the Financial Services Fund has performed and provides some indication of the risks of investing in the Financial Services Fund by showing how its performance has varied from year to year.  The table below it compares the performance of the Financial Services Fund to the Financial Services Fund’s benchmark indices.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance (before and after taxes) does not indicate how the Financial Services Fund will perform in the future.  Updated performance is available on the Fund’s website at www.alpinefunds.com.

Alpine Dynamic Financial Services Fund
Calendar Year Total Returns as of 12/31 of Each Year

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
15.64%	12/31/07	-22.93%	12/31/08

Table of Contents - Prospectus

Average Annual Total Returns
(For the periods ending December 31, 2009)

Alpine Dynamic Financial Services Fund	1 Year	Since Inception 11/1/05
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%

Philadelphia PHLX/KBW Bank Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
NASDAQ 100 Financial Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Lipper Financial Services Funds Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The “Return After Taxes on Distributions and Sale of Fund shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mr. Peter J. Kovalski and Mr. Stephen Lieber are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have each managed the Fund since its inception.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.  The minimum initial amount of investment in the Fund is $1,000.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Summary Section

Alpine Dynamic Innovators Fund

Investment Objective
The Alpine Dynamic Innovators Fund (the “Innovators Fund”) seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed within less than two months of purchase)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Other Expenses	0.67%
Interest Expense	0.19%
Total Other Expenses	0.86%
Total Annual Fund Operating Expenses	1.86%
Less: Fee Waiver / Expense Reimbursement (1)	-0.32%
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement	1.54%
(1)   The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 1.35% of the Fund’s average net assets.  Subject to annual approval by the Board of Trustees, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$157	$554	$976	$2,154

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
To achieve its objective, under normal circumstances the Innovators Fund will primarily invest its net assets in the equity securities of U.S. and foreign companies that the Adviser believes have a competitive advantage and offer superior growth potential due to the innovative nature of each company's products, technology or business model. Such equity securities will primarily include common stocks listed on public exchanges, but may include securities acquired through direct investments or private placements.  The Innovators Fund’s investments may also include other types of equity or equity-related securities, including convertible preferred stock or debt, rights and warrants.  The Fund may invest up to 20% of the value its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

The Innovators Fund does not have a policy to concentrate its investments in securities of issuers in any particular industry, but rather the Adviser will seek to identify entrepreneurial businesses that are well positioned to benefit from opportunities in the global economy.  Factors that the Adviser will consider  include, but are not limited to, demonstrated technological leadership, new disruptive technologies, introduction of new and better products, innovative business models, potential for merger or acquisition and potential to benefit from deregulation or consolidation events.  The Adviser will consider “disruptive technologies” to be of a kind to alter a company’s methods of production, or to modify existing processes, and which serve to create new techniques for delivering value to customers.

The Adviser will seek to identify investment opportunities in securities of entrepreneurial businesses that it believes are undervalued.  The Fund may invest in innovative companies with any market capitalization, however, innovative stocks tend to be companies with smaller market capitalizations.   The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Principal Investment Risks
An investment in the Innovators Fund, like any investment, is subject to certain risks.  The value of the Innovators Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Innovators Fund’s shares to increase or decrease. You could lose money by investing in the Innovators Fund.  By itself, the Innovators Fund does not constitute a balanced investment program.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Value Stock Risk — Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

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•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.
•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

The Innovators Fund may be appropriate for investors seeking above average appreciation of capital.

Performance
The bar chart below shows how the Innovators Fund has performed and provides some indication of the risks of investing in the Innovators Fund by showing how its performance has varied from year to year.  The table below it compares the performance of the Innovators Fund to the Innovators Fund’s benchmark index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance (before and after taxes) does not indicate how the Innovators Fund will perform in the future.    Updated performance is available on the Fund’s website at www.alpinefunds.com.

Alpine Dynamic Innovators Fund
Calendar Year Total Returns as of 12/31 of Each Year

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
12.93%	9/30/07	-40.82%	12/31/08

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Average Annual Total Returns
(For the periods ending December 31, 2009)

Alpine Dynamic Innovators Fund	1 Year	Since Inception 7/11/06
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Lipper Small-Cap Growth Funds Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The “Return After Taxes on Distributions and Sale of Fund shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mr. Samuel A. Lieber, Chief Executive Officer of the Adviser since 1997, and Mr. Stephen A. Lieber, are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have each managed the Fund since its inception.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.  The minimum initial amount of investment in the Fund is $1,000.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Summary Section

Alpine Dynamic Transformations Fund

Investment Objective
The Alpine Dynamic Transformations Fund (the “Transformations Fund”) seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed within less than two months of purchase)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Other Expenses	1.86%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	2.89%
Less: Fee Waiver / Expense Reimbursements (1)	-1.51%
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursements	1.38%
 (1)   The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.35% of the Fund’s average net assets.  Subject to annual approval by the Board of Trustees, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$140	$752	$1,390	$3,106

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

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Principal Investment Strategies
To achieve its objective, under normal circumstances, the Transformations Fund will seek to invest in equity securities of companies that, in the Adviser’s estimation, are entering or on the verge of entering an accelerated growth period catalyzed by transformation.  The Adviser believes that companies may experience transformation by (i) using existing assets more effectively, including through reorganization or rejuvenation of its management or business model or (ii) developing new concepts, including product, technology or business model concepts.  The Adviser believes that acceleration and deceleration of every company’s growth is inevitable during its life cycle.  The Adviser will seek to identify companies that are poised for transformation and an accelerated growth period by evaluating corporate management and its strategic capabilities, the competitive environment of a company and the company’s resources available for mobilization.  Companies in which the Transformations Fund will invest may include those of any market capitalization and may be established companies or those with little operating history.

In managing the assets of the Transformations Fund, the Adviser will pursue a value-oriented approach.  The Adviser will seek to identify investment opportunities in securities of companies that it believes are undervalued in light of the companies’ potential for vigorous growth.  Companies in which the Transformations Fund will invest may include those of any market capitalization, including large, mid, small and micro, and may be established companies or those with little operating history.

The Transformations Fund may invest without limitation in foreign securities, provided that no more than 35% are invested in emerging markets, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Principal Investment Risks
An investment in the Transformations Fund is subject to certain risks.  The value of the Transformations Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Transformations Fund’s shares to increase or decrease.  You could lose money by investing in the Transformations Fund.  By itself, the Transformations Fund does not constitute a balanced investment program.

•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.
•
Transformation Risk — The Adviser will seek to invest in the securities of companies that the Adviser believes are entering or on the verge of entering a corporate transformation.  No assurance can be made that these transformations will result in the vigorous growth anticipated by the Adviser or such growth may be significantly delayed.

•
Value Stock Risk — While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•
Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments.  These risks may be greater in emerging markets.

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•
Emerging Market Securities Risk — The risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include lack of liquidity and greater price volatility, greater risks of expropriation, less developed legal systems and less reliable custodial services and settlement practices.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

Performance
The bar chart below shows how the Transformations Fund has performed and provides some indication of the risks of investing in the Transformations Fund by showing how its performance has varied from year to year.  The table below it compares the performance of the Transformations Fund to the Transformations Fund’s benchmark index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance (before and after taxes) does not indicate how the Transformations Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Alpine Dynamic Transformations Fund
Calendar Year Total Returns as of 12/31 of Each Year

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
2.14%	6/30/08	-26.00%	9/30/08

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Average Annual Total Returns
(For the periods ending December 31, 2009)

Alpine Dynamic Transformations Fund	1 Year	Since Inception 12/31/07
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Lipper Mid-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The “Return After Taxes on Distributions and Sale of Fund shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mr. Stephen A. Lieber is the portfolio manager primarily responsible for the investment decisions of the Fund and has managed the Fund since its inception.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.  The minimum initial amount of investment in the Fund is $1,000.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Summary Section

Alpine Accelerating Dividend Fund

Investment Objective
The primary investment objective of the Alpine Accelerating Dividend Fund (the “Accelerating Dividend Fund”) is income.  The Accelerating Dividend Fund also focuses on long-term growth of capital as a secondary investment objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed within less than two months of purchase)	1.00%

Annual Fund Operating Expenses
(expenses that you pay earch year as a percentage of the value of your investment)

Management Fees	1.00%
Other Expenses	4.26%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	5.33%
Less: Fee Waiver / Expense Reimbursements (1)	-3.91%
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement	1.42%
(1)   The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.35% of the Fund’s average net assets.  Subject to annual approval by the Board of Trustees, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

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Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$145	$1,245	$2,338	$5,040

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies
To achieve its objective, under stable market conditions, the Accelerating Dividend Fund will invest at least 80% of its net assets in the equity securities of certain domestic and foreign companies that pay dividends. The Accelerating Dividend Fund seeks to provide dividend income without regard to whether the dividends qualify for the reduced federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the “Code”). Under normal circumstances, the Accelerating Dividend Fund expects to invest in the equity securities of U.S. issuers, as well as in non-U.S. issuers.  The Fund may also invest in other investment companies, including exchange-traded funds.

The Accelerating Dividend Fund combines three research driven investment strategies — dividend, growth and value — to generate sustainable distributed dividend income and to identify issuers globally with the potential for accelerating dividends and capital appreciation.  The Accelerating Dividend Fund seeks to invest in issuers with a history of or potential for “accelerating dividends,” dividends that increase over time and where the amount of such increases grows over time.  In selecting issuers, the Adviser will analyze each company’s dividend history, free cash flow and dividend payout ratios to assess that company’s potential to provide accelerating dividends as well the sustainability of dividend growth.  The Accelerating Dividend Fund uses a multi-cap, multi-sector, multi-style approach to invest in the securities of issuers of any capitalization level (small, mid or large) and in any sector or industry.

The Accelerating Dividend Fund intends to invest in the equity securities of U.S. and foreign issuers, including those in emerging markets. The Accelerating Dividend Fund is not restricted with respect to how much it may invest in the issuers of any single country or the amount it may invest in non-U.S. issuers, provided the Accelerating Dividend Fund limits its investments in countries that are considered emerging markets to no more than 25% of the Accelerating Dividend Fund’s net assets at any one time.  An “emerging market” country is any country that is listed on the MSCI Emerging Market Index.  Allocation of the Accelerating Dividend Fund’s assets among countries is dependent on the economic outlook of those countries and the dividends available in their markets.  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Principal Investment Risks
An investment in the Accelerating Dividend Fund, like any investment, is subject to certain risks.  The value of the Accelerating Dividend Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Accelerating Dividend Fund’s shares to increase or decrease. You could lose money by investing in the Accelerating Dividend Fund.  By itself, the Accelerating Dividend Fund does not constitute a balanced investment program.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
Dividend Strategy Risk— It is difficult to anticipate the level of dividends that issuers will pay in any given time frame. There can be no assurance that issuers that have paid accelerating dividends in the past will continue to do so in the future.

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•	Value Stock Risk — Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
•	Growth Stock Risk — The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments.  These risks may be greater in emerging markets.

•
Emerging Market Securities Risk — The risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include lack of liquidity and greater price volatility, greater risks of expropriation, less developed legal systems and less reliable custodial services and settlement practices.

•	Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.
•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.
•
Investment Company Risk — To the extent that the Fund invests in other investment companies, there will be some duplication of expenses because the Fund would bear its pro rata portion of such funds’ management fees and operational expenses .

The Accelerating Dividend Fund may be appropriate for investors seeking current income.

Performance
The following bar chart and table illustrates the risk of investing in the Accelerating Dividend Fund.  The information below illustrates how the Fund’s performance has varied and the risks of investing in the Fund by showing its highest and lowest quarterly returns.  The table following the bar chart compares the Fund’s performance over time to benchmark indices.  As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.  Updated performance is available on the Fund’s website at www.alpinefunds.com
Calendar Year Total Returns as of 12/31 Each Year

Best and Worst Quarter Results
During the periods shown in the Chart:
Best Quarter	Worst Quarter

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Average Annual Total Returns
(For the periods ending December 31, 2009)

Alpine Accelerating Dividend Fund	1 Year	Since Inception 11/3/2008
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Lipper Equity Income Funds Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management
Investment Adviser
Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Manager
Mr. Samuel A. Lieber, Chief Executive Officer of the Adviser since 1997, Mr. Stephen A. Lieber and Mr. David Burg are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have managed the Fund since its inception, its inception and 2010, respectively.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary.  The minimum initial amount of investment in the Fund is $1,000.  There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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About the Funds

Alpine Dynamic Balance Fund

Investment Objectives

The primary investment objective of Alpine Dynamic Balance Fund (the “Balance Fund”) is capital appreciation.  The Balance Fund’s secondary investment objectives are reasonable income and conservation of capital.

Principal Investment Strategies

The Balance Fund pursues its investment objectives by investing its assets primarily in a combination of equity securities of large U.S companies and high quality fixed income securities.  The equity securities in which the Balance Fund invests may include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks, such as convertible debt, options on securities and warrants.  The fixed income securities in which the Balance Fund invests may include U.S. Government debt obligations, corporate debt obligations, and money market instruments.  As described below, the Balance Fund’s investments in common stocks will emphasize stocks that (at the time of purchase) pay dividends and have capital appreciation potential.

Allocation of the Balance Fund’s assets among different types of investments will vary from time to time depending on prevailing economic and market conditions, including (without any emphasis on any one particular condition): inflation rates, business cycle trends, business regulations and tax law impacts on the investment markets.  Under normal circumstances, the Balance Fund invests not less than 25% of its net assets in fixed income securities.  The Balance Fund will sometimes be more heavily invested in equity securities and at other times it will be more heavily invested in fixed income securities, depending on the Adviser’s appraisal of market and economic conditions.  For instance, the Balance Fund may be more heavily invested in equity securities when, in the opinion of the Adviser, interest rates are generally perceived to be rising and the anticipated performance of equity securities is believed to be positive.  In such instances, the Balance Fund may invest up to 75% of its net assets in equity securities.  Additionally, the Balance Fund may invest up to 75% of its net assets in fixed income securities when, in the opinion of the Adviser, the prospective returns of equity securities appear to be lower or less certain than those of fixed income securities.

The Balance Fund invests in equity securities that offer growth potential and in fixed income securities that offer the potential for both growth and income.  The Adviser focuses on companies it believes are attractively valued relative to their growth prospects.  In selecting equity investments, the Adviser considers company fundamentals and the strength of a company’s management, as well as economic, market and regulatory conditions affecting a company or its industry.  The Adviser also seeks to identify companies that may be involved in “special situations” which may increase the value of the company’s stock. Special situations include a change in the company’s management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale or spin-off of a division or subsidiary.

With respect to fixed income securities, investment emphasis is placed on higher quality issues expected to fluctuate little in value except as a result of changes in prevailing interest rates.  The market values of the fixed income securities in the Balance Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates.  Although fixed income investments will generally be made for the purpose of generating interest income, investments in medium to long-term fixed income securities (i.e., those with maturities from five to ten years and those with maturities over ten years, respectively) may be made with a view to realizing capital appreciation when the Adviser believes changes in interest rates will lead to an increase in the values of such securities.  The fixed income portion of the Balance Fund’s portfolio will consist primarily of high quality fixed income securities; predominantly, debt obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate obligations and money market instruments. Fixed income securities will be deemed to be of high quality if they are rated “A” or better by Standard and Poor’s Rating Services or by Moody’s Investors Services, Inc., or if unrated, are determined to be of comparable quality by the Adviser.  The Balance Fund may invest up to 5% of its net assets in fixed income securities rated below “A” by Standard and Poor’s Rating Services or by Moody’s Investors Services, Inc.  Convertible debt securities are not subject to the Balance Fund’s 5% limit on investments in fixed income securities rated below “A.”  The Balance Fund may also invest in equity options, stock index options, futures contracts and options on futures.  The Balance Fund invests in these instruments for hedging and other non-speculative purposes.

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Temporary Defense Positions

The Balance Fund may, from time to time, take temporary defensive positions that are inconsistent with the Balance Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  During such times, the Balance Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U. S. Government, its agencies or instrumentalities.  In these and in other cases, the Balance Fund may not achieve its investment objective.

Who Should Invest

The Balance Fund may be appropriate for investors seeking a long-term investment offering both current income and growth potential.

Main Risks

An investment in the Balance Fund, like any investment, is subject to certain risks.  The value of the Balance Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Balance Fund’s shares to increase or decrease. You could lose money by investing in the Balance Fund.  By itself, the Balance Fund does not constitute a balanced investment program.

Risks of Equity Securities — Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  General market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Balance Fund’s investments, regardless of the performance or expected performance of companies in which the Balance Fund invests.  There is also the risk that the Adviser’s judgment about the attractiveness, value and potential appreciation of particular securities will be incorrect. Special situations involve risks that the contemplated transactions will be abandoned, revised, delayed or that an anticipated event will not occur. This can result in the market price of securities declining.

Risks of Fixed Income Securities — The Balance Fund may invest a significant portion of its assets in fixed income securities.  Fixed income securities are subject to credit risk and market risk.  Credit risk is the risk of an issuer’s inability to meet its principal and interest payment obligations.  Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.  There is no limitation on the maturities of fixed income securities in which the Balance Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

Risk of Investing in Growth Stocks — The Balance Fund pursues a strategy of investing in growth stocks.  Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings.  The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.  Growth stocks may not perform as well as value stocks or the stock market in general.

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Risk Characteristics of Options and Futures — Although options and futures transactions are intended to enable the Balance Fund to manage market and interest rate risks, these investments can be highly volatile, and the Balance Fund’s use of them could result in poorer investment performance.  The Balance Fund’s use of these investment devices for hedging purposes may not be successful.  Successful hedging strategies require the ability to predict future movements in securities prices, interest rates and other economic factors.  When the Balance Fund uses futures contracts and options as hedging devices, there is a risk that the prices of the securities subject to the futures contracts and options may not correlate perfectly with the prices of the securities in the Balance Fund’s portfolio.  This may cause the futures and options to react to market changes differently than the portfolio securities.  In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rates, securities price movements and other economic factors.  Even if the expectations of the Adviser are correct, a hedge could be unsuccessful if changes in the value of the Balance Fund’s portfolio securities does not correspond to changes in the value of its futures contracts.  The Balance Fund’s ability to establish and close out futures contracts and options on futures contracts positions depends on the availability of a secondary market. If the Balance Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Balance Fund may lose money on the futures contract or option, and the losses to the Balance Fund could be significant.

Management Risk — Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Balance Fund to underperform when compared to other funds with similar investment goals.

Portfolio Turnover Risk — The Balance Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies, together with the ability of the Balance Fund to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Balance Fund.   For the fiscal year ended October 31, 2009, the portfolio turnover rate for the Balance Fund was 41%.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Alpine Dynamic Dividend Fund

Investment Objectives

The Alpine Dynamic Dividend Fund (the “Dividend Fund”) seeks high current dividend income that qualifies for the reduced federal income tax rates created by the "Jobs and Growth Tax Relief Reconciliation Act of 2003," while also focusing on total return for long-term growth of capital.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Dividend Fund will invest at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income.

The Dividend Fund will invest in equity securities issued by U.S. corporations, foreign corporations and foreign issuers whose equity securities are readily traded on an established U.S. or international securities market that pay dividends.  The equity securities in which the Dividend Fund will invest will include primarily common stocks.  The Dividend Fund may, from time to time, also invest in preferred stocks, REITs (real estate investment trusts), options and securities convertible into or exchangeable for common stocks, such as convertible debt.

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Under normal circumstances, a majority of the Dividend Fund’s investments in equity securities will include those securities that pay qualified dividend income, which is defined in the Code as dividends received during the taxable year from domestic and qualified foreign corporations.  A qualified foreign corporation is defined as any corporation that is incorporated in a possession of the United States or is eligible for the benefits of a comprehensive income tax treaty with the United States.  The Dividend Fund is not restricted as to the percentage of its assets that may be invested in non-U.S. issuers.

In managing the assets of the Dividend Fund, the Adviser generally pursues a value-oriented approach.  The Adviser seeks to identify investment opportunities in equity securities of dividend paying companies that it believes are undervalued relative to the market and to the securities’ historic valuations.  Factors that the Adviser will consider include fundamental factors such as earnings growth, cash flow, and historical payment of dividends.

In the event that the Adviser determines that a particular company’s dividends qualify for favorable federal tax treatment, the Adviser will invest in the equity securities of the company prior to the ex-dividend date (i.e., the date when shareholders no longer are eligible for dividends) and will hold the security for at least 61 days during a 121-day period which begins on the date that is 60 days before the ex-dividend date to enable Fund shareholders to take advantage of the reduced federal tax rates.  During this period, the Dividend Fund will not hedge its risk of loss with respect to these securities.

Temporary Defensive Positions

The Dividend Fund may, from time to time, take temporary defensive positions that are inconsistent with the Dividend Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  During such times, the Dividend Fund may hold certain securities for less than the 61 days described above and, as a result, shareholders may be unable to take advantage of the reduced federal income tax rates applicable to any qualifying dividends otherwise attributable to such securities.  In addition, during such times, the Dividend Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U. S. Government, its agencies or instrumentalities.  In these and in other cases, the Dividend Fund may not achieve its investment objective.

Who Should Invest

The Dividend Fund may be appropriate for investors seeking high current income at reduced federal tax rates.

Main Risks

An investment in the Dividend Fund, like any investment, is subject to certain risks.  The value of the Dividend Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Dividend Fund’s shares to increase or decrease. You could lose money by investing in the Dividend Fund.  By itself, the Dividend Fund does not constitute a balanced investment program.

Risks of Equity Securities — Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  General market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Dividend Fund’s investments, regardless of the performance or expected performance of companies in which the Dividend Fund invests.

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Qualified Dividend Tax Risk —  No assurance can be given as to what percentage of the distributions paid on the common shares, if any, will consist of tax-advantaged qualified dividend income or long-term capital gains or what the tax rates on various types of income will be in future years.  The favorable federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time and is currently scheduled to expire for tax years beginning after December 31, 2010.  In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which the Dividend Fund invests should be regarded as qualified dividend income.  Furthermore, to receive qualified dividend income treatment, the Dividend Fund must meet holding period and other requirements with respect to the dividend paying securities in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Dividend Fund’s common shares.

Dividend Strategy Risks — The Dividend Fund’s Adviser may not be able to anticipate the level of dividends that companies will pay in any given timeframe.  The Dividend Fund’s strategies require the Adviser to identify and exploit opportunities such as the announcement of major corporate actions, that may lead to high current dividend income.  These situations are typically not recurring in nature or frequency, may be difficult to predict and may not result in an opportunity that allows the Adviser to fulfill the Dividend Fund’s investment objective. In addition, the dividend policies of the Dividend Fund’s target companies are heavily influenced by the current economic climate and the favorable federal tax treatment afforded to dividends.  A change in the favorable provisions of the federal tax laws may limit your ability to benefit from dividend increases or special dividends, may effect a widespread reduction in announced dividends and may adversely impact the valuation of the shares of dividend-paying companies.

Investments in Undervalued Securities — The Dividend Fund’s investment strategy includes investing in securities, which, in the opinion of the Adviser, are undervalued.  The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired.  While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Foreign Securities Risk — The Dividend Fund is not restricted as to the percentage of its assets that may be invested in the securities of foreign issuers, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  These investments involve certain risks not generally associated with investments in securities of U.S. issuers.  Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers.  Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.  These risks may be greater in emerging markets and in less developed countries.  For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation.

Management Risk — Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Dividend Fund to underperform when compared to other funds with similar investment goals.

Portfolio Turnover Risk — The Dividend Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies, together with the ability of the Dividend Fund to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Dividend Fund.  For the fiscal year ended October 31, 2009, the portfolio turnover rate for the Dividend Fund was 656%.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income.

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Alpine Dynamic Financial Services Fund

Investment Objectives

The Alpine Dynamic Financial Services Fund (the “Financial Services Fund”) seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Financial Services Fund invests at least 80% of its net assets in the equity securities of certain U.S. and foreign companies engaged in the financial services industry.  These companies may include commercial and industrial banks, savings and loan associations, community savings banks and other thrift institutions, consumer and industrial finance and leasing companies, securities brokerage and investment advisory firms and insurance companies.

In particular, the Financial Services Fund will invest a substantial percentage of its net assets in equity securities issued by banks that have strong growth prospects or takeover potential.  Such equity securities will primarily include common stocks and preferred stocks which the Financial Services Fund may acquire through direct investments or private placements.

In managing the assets of the Financial Services Fund, the Adviser generally pursues a value-oriented approach.  The Adviser seeks to identify investment opportunities in equity securities of banks and other financial service companies that it believes are undervalued relative to the market and to the securities’ historic valuations.  The equity securities of the financial institutions in which the Financial Services Fund invests are not subject to specific restrictions as to market capitalizations, however, it is expected that the Financial Services Fund’s investment program will emphasize smaller market capitalizations, including micro-cap.  Factors that the Adviser will consider include fundamental factors such as earnings growth, cash flow, and industry and market–specific trends.

Temporary Defensive Positions

The Financial Services Fund may, from time to time, take temporary defensive positions that are inconsistent with the Financial Services Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  During such times, the Financial Services Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U. S. Government, its agencies or instrumentalities.  In these and in other cases, the Financial Services Fund may not achieve its investment objective.

Who Should Invest

The Financial Services Fund may be appropriate for investors seeking above average returns and long-term growth of capital.

Main Risks

An investment in the Financial Services Fund, like any investment, is subject to certain risks.  The value of the Financial Services Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Financial Services Fund’s shares to increase or decrease. You could lose money by investing in the Financial Services Fund.  By itself, the Financial Services Fund does not constitute a balanced investment program.

Risks of Equity Securities — Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  General market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Financial Services Fund’s investments, regardless of the performance or expected performance of companies in which the Financial Services Fund invests.

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Risks of Small and Medium Capitalization Companies — The Financial Services Fund may invest its assets in banks or other financial services companies, or the securities of issuers that are small or medium capitalization companies.  These companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources.  The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies.  Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.  Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories.  Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is  typical for securities that are traded on a national securities exchange.  Consequently, the Financial Services Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Risks of Micro Capitalization Companies — The Financial Services Fund may invest in the stocks of micro-cap companies with capitalizations under $100 million.  Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.  Accordingly, the stocks of micro-cap companies may be more volatile and more thinly traded, and therefore more illiquid, than stocks of companies with larger capitalizations.

Investments in Undervalued Securities — The Financial Services Fund’s investment strategy includes investing in securities, which, in the opinion of the Adviser, are undervalued.  The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired.  While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Risks of Financial Services Industry Concentration — Because the Financial Services Fund will primarily invest in the equity securities of financial services companies, the Financial Services Fund’s investments and its performance will be affected by risk factors particular to this industry as well as market and economic conditions affecting the securities market generally.  Financial institutions are subject to extensive government regulation.  This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.  In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board.  These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans.  Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.  The financial difficulties of borrowers can negatively impact the industry to the extent that borrowers may not be able to repay loans made by financial institutions.

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Management Risk — Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Financial Services Fund to underperform when compared to other funds with similar investment goals.

Portfolio Turnover Risk — The Financial Services Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies, together with the ability of the Financial Services Fund to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Financial Services Fund. For the fiscal year ended October 31, 2009, the portfolio turnover rate for the Financial Services Fund was 437%.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Foreign Securities Risk — The Financial Services Fund may invest an unlimited amount of its net assets in foreign securities,  including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  These investments involve certain risks not generally associated with investments in securities of U.S. issuers.  Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers.  Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.  These risks may be greater in emerging markets and in less developed countries.  For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation.

Alpine Dynamic Innovators Fund

Investment Objective

The Alpine Dynamic Innovators Fund (the “Innovators Fund”) seeks capital appreciation.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Innovators Fund will primarily invest its net assets in the equity securities of U.S. and foreign companies that the Adviser believes have a competitive advantage and offer superior growth potential due to the innovative nature of each company's products, technology or business model.  Such equity securities will primarily include common stocks listed on public exchanges, but may include securities acquired through direct investments or private placements.  The Innovators Fund’s investments may also include other types of equity or equity-related securities, including convertible preferred stock or debt, rights and warrants.  Investments may also be made to a limited degree in non-convertible debt securities that offer an opportunity for capital appreciation.

The Innovators Fund does not have a policy to concentrate its investments in securities of issuers in any particular industry, but rather the Adviser will seek to identify entrepreneurial businesses that are well positioned to benefit from opportunities in the global economy.  Factors that the Adviser will consider  include, but are not limited to,  demonstrated technological leadership, new disruptive technologies, introduction of new and better products, innovative business models, potential for merger or acquisition and potential to benefit from deregulation or consolidation events.  The Adviser will consider “disruptive technologies” to be of a kind to alter a company’s methods of production, or to modify existing processes, and which serve to create new techniques for delivering value to customers.

The Adviser will seek to identify investment opportunities in securities of entrepreneurial businesses that it believes are undervalued.  The Fund may invest in innovative companies with any market capitalization, however, innovative stocks tend to be companies with smaller market capitalizations.

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Temporary Defensive Positions

The Innovators Fund may, from time to time, take temporary defensive positions that are inconsistent with the Innovators Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  During such times, the Innovators Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U. S. Government, its agencies or instrumentalities.  In these and in other cases, the Innovators Fund may not achieve its investment objective.

Who Should Invest

The Innovators Fund may be appropriate for investors seeking above average appreciation of capital.

Main Risks

An investment in the Innovators Fund, like any investment, is subject to certain risks.  The value of the Innovators Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Innovators Fund’s shares to increase or decrease. You could lose money by investing in the Innovators Fund.  By itself, the Innovators Fund does not constitute a balanced investment program.

Risks of Equity Securities — Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  General market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Innovators Fund’s investments, regardless of the performance or expected performance of companies in which the Innovators Fund invests.

Small and Medium Capitalization Company Risk — The Innovators Fund will invest in the securities of issuers that are small or medium capitalization companies.  These companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources.  The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies.  Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.  Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories.  Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is  typical for securities that are traded on a national securities exchange.  Consequently, the Innovators Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Risks of Micro Capitalization Companies — The Innovators Fund may invest in the stocks of micro-cap companies with capitalizations under $100 million.  Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.  Accordingly, the stocks of micro-cap companies may be more volatile and more thinly traded, and therefore more illiquid, than stocks of companies with larger capitalizations.

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Investments in Undervalued Securities — The Innovators Fund’s investment strategy includes investing in securities, which, in the opinion of the Adviser, are undervalued.  The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired.  While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Management Risk — The Innovators Fund is subject to management risk because it is an actively managed portfolio.  The Innovators Fund’s successful pursuit of its investment objective depends upon the Adviser’s ability to identify innovative companies that will experience growth.  The Adviser’s security selections and other investment decisions might produce losses or cause a Fund to underperform when compared to other funds with similar investment goals.  If one or more key individuals leaves the employ of the Adviser, the Adviser may not be able to hire qualified replacements, or may require an extended time to do so.  This could prevent the Innovators Fund from achieving its investment objective.

Portfolio Turnover Risk — The Innovators Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies, together with the ability of the Innovators Fund to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Innovators Fund.  For the fiscal year ended October 31, 2009, the portfolio turnover rate for the Innovators Fund was 20%.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Alpine Dynamic Transformations Fund

Investment Objective

The Alpine Dynamic Transformations Fund (the “Transformations Fund”) seeks capital appreciation.

Principal Investment Strategies

To achieve its objective, under normal circumstances, the Transformations Fund will seek to invest in companies that, in the Adviser’s estimation, are entering or on the verge of entering an accelerated growth period catalyzed by transformation.  The Adviser believes that companies may experience transformation by (i) using existing assets more effectively, including through reorganization or rejuvenation of its management or business model or (ii) developing new concepts, including product, technology or business model concepts.  The Adviser believes that acceleration and deceleration of every company’s growth is inevitable during its life cycle.  The Adviser will seek to identify companies that are poised for transformation and an accelerated growth period by evaluating corporate management and its strategic capabilities, the competitive environment of a company and the company’s resources available for mobilization.

The Transformations Fund does not have a policy to concentrate its investments in securities of issuers in any particular industry, but rather the Adviser will seek to identify businesses that are well positioned to benefit from corporate transformation.  Factors that the Adviser will consider include, but are not limited to, strong financial resources, new or reorganized corporate management, demonstrated technological leadership, introduction of new and better products, innovative business models and potential to benefit from deregulation.  In addition, these factors may indicate to the Adviser that a company has potential for transformation in the form of a merger or acquisition or other consolidation event, any of which may stimulate growth.

In managing the assets of the Transformations Fund, the Adviser will pursue a value-oriented approach.  The Adviser will seek to identify investment opportunities in securities of companies that it believes are undervalued in light of the companies’ potential for vigorous growth.  Companies in which the Transformations Fund will invest may include those of any market capitalization, including large, mid, small and micro, and may be established companies or those with little operating history.

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The Transformations Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  Although it is not the Transformations Fund’s current intent, the Transformations Fund may invest up to 100% of its net assets in the securities of non-U.S. issuers and is not restricted on how much may be invested in the issuers of any single country, provided the Transformations Fund limits its investments in countries that are considered emerging markets to no more than 35% of the Transformations Fund’s net assets at any one time.

Equity securities in which the Transformations Fund will invest will primarily include common stocks listed on public exchanges, but may include securities acquired through direct investments or private placements, subject to the Transformations Fund’s limitation on holding illiquid securities.  The Transformations Fund’s investments may also include other types of equity or equity-related securities, including convertible preferred stock or debt, rights and warrants.

Temporary Defensive Positions

The Transformations Fund may, from time to time, take temporary defensive positions that are inconsistent with the Transformations Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  During such times, the Transformations Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U. S. Government, its agencies or instrumentalities.  In these and in other cases, the Transformations Fund may not achieve its investment objective.

Who Should Invest

The Transformations Fund may be appropriate for investors seeking above average appreciation of capital.

Main Risks

An investment in the Transformations Fund is subject to certain risks.  The value of the Transformations Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Transformations Fund’s shares to increase or decrease.  You could lose money by investing in the Transformations Fund.  By itself, the Transformations Fund does not constitute a balanced investment program.

Management Risk — The Transformations Fund is subject to management risk because it is an actively managed portfolio.  The Transformations Fund’s successful pursuit of its investment objective depends upon the Adviser’s ability to identify companies that will experience growth or a period of decelerated growth and time the purchase and sale of the securities of any such company so as to benefit from a growth period.  The Adviser’s security selections and other investment decisions might produce losses or cause the Transformations Fund to underperform when compared to other funds with similar investment goals.  If one or more key individuals leaves the employ of the Adviser, the Adviser may not be able to hire qualified replacements, or may require an extended time to do so.  This could prevent the Transformations Fund from achieving its investment objective.

Transformation Risk — The Adviser will seek to invest in the securities of companies that the Adviser believes are entering or on the verge of entering a corporate transformation.  Such transformation may be catalyzed by any of the following events, among others, reorganization of management structure, introduction of new corporate leadership, merger, acquisition or divestiture of assets or other corporate transaction, and reorganization or rejuvenation of product lines, lines of service, geographic service area or facilities.  No assurance can be made that these catalysts will result in the vigorous growth anticipated by the Adviser or such growth may be significantly delayed.  This could prevent the Transformations Fund from achieving its investment objective.

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Investments in Undervalued Securities — The Transformations Fund’s investment strategy includes investing in securities, which, in the opinion of the Adviser, are undervalued.  The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired.  While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Risks of Equity Securities — Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  General market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Transformations Fund’s investments, regardless of the performance or expected performance of companies in which the Transformations Fund invests.

Small and Medium Capitalization Company Risk — The Transformations Fund will invest in the securities of issuers that are small or medium capitalization companies.  These companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources.  The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies.  Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.  Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories.  Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is  typical for securities that are traded on a national securities exchange.  Consequently, the Transformations Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Foreign Securities Risk — The Transformations Fund may invest an unlimited amount of its net assets in foreign securities,  including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  These investments involve certain risks not generally associated with investments in securities of U.S. issuers.  Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers.  Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.  These risks may be greater in emerging markets and in less developed countries.  For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation.

Portfolio Turnover Risk — The Transformations Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies, together with the ability of the Transformations Fund to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Transformations Fund.  For the fiscal year ended October 31, 2009, the portfolio turnover rate for the Transformations Fund was 57%.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income.

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Alpine Accelerating Dividend Fund

Investment Objectives

The primary investment objective of the Alpine Accelerating Dividend Fund (the “Accelerating Dividend Fund”) is income.  The Accelerating Dividend Fund also focuses on long-term growth of capital as a secondary investment objective.

Principal Investment Strategies

To achieve its objective, under stable market conditions, the Accelerating Dividend Fund will invest at least 80% of its net assets in the equity securities of certain domestic and foreign companies that pay dividends. The Accelerating Dividend Fund seeks to provide dividend income without regard to whether the dividends qualify for the reduced federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the “Code”). Under normal circumstances, the Accelerating Dividend Fund expects to invest in the equity securities of U.S. issuers, as well as in non-U.S. issuers.  The Fund may also invest in other investment companies, including exchange-traded funds.

The Accelerating Dividend Fund combines three research driven investment strategies — dividend, growth and value — to generate sustainable distributed dividend income and to identify issuers globally with the potential for accelerating dividends and capital appreciation.

The Accelerating Dividend Fund’s dividend strategy seeks to invest in issuers with a history of or a potential for accelerating dividends. The Accelerating Dividend Fund considers “accelerating dividends” to be dividends that increase over time and where the amount of such increases grows over time. In selecting issuers, the Adviser will analyze each company’s dividend history, free cash flow and dividend payout ratios to assess that company’s potential to provide accelerating dividends as well as the sustainability of dividend growth. In addition, the Adviser will evaluate each company’s business model, market position and management team.

The Accelerating Dividend Fund uses a multi-cap, multi-sector, multi-style approach to invest in the securities of issuers of any capitalization level (small, mid or large) and in any sector or industry.

The Accelerating Dividend Fund intends to invest in the equity securities of U.S. and foreign issuers, including those in emerging markets. The Accelerating Dividend Fund is not restricted with respect to how much it may invest in the issuers of any single country or the amount it may invest in non-U.S. issuers, provided the Accelerating Dividend Fund limits its investments in countries that are considered emerging markets to no more than 25% of the Accelerating Dividend Fund’s net assets at any one time.  An “emerging market” country is any country that is listed on the MSCI Emerging Market Index.  Allocation of the Accelerating Dividend Fund’s assets among countries is dependent on the economic outlook of those countries and the dividends available in their markets. The Accelerating Dividend Fund screens the U.S. and foreign issuers in which it considers investing using the same criteria, including accelerating dividends, sufficiently liquid trading in an established market, and also its judgment that the issuer may have good prospects for earnings growth or may be undervalued.

Certain of the Accelerating Dividend Fund’s investment strategies may limit the amount of dividend income the Accelerating Dividend Fund receives from qualifying for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Accelerating Dividend Fund’s distributions will be designated as qualified dividend income. See “Dividends, Distributions and Taxes.”

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Temporary Defensive Positions

The Accelerating Dividend Fund may, from time to time, take temporary defensive positions that are inconsistent with the Accelerating Dividend Fund’s principal investment strategies to respond to adverse market, economic, political or other conditions.  During such times, the Accelerating Dividend Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U. S. Government, its agencies or instrumentalities.  In these and in other cases, the Accelerating Dividend Fund may not achieve its investment objectives.

Who Should Invest

The Accelerating Dividend Fund may be appropriate for investors seeking current income.

Main Risks

An investment in the Accelerating Dividend Fund, like any investment, is subject to certain risks.  The value of the Accelerating Dividend Fund’s investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Accelerating Dividend Fund’s shares to increase or decrease. You could lose money by investing in the Accelerating Dividend Fund.  By itself, the Accelerating Dividend Fund does not constitute a balanced investment program.

Risks of Equity Securities — Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors.  The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).  Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Accelerating Dividend Fund’s investments, regardless of the performance or expected performance of companies in which the Accelerating Dividend Fund invests.

Dividend Strategy Risk — The Accelerating Dividend Fund’s ability to achieve its investment objectives depends in part upon the Adviser’s ability to anticipate the dividend policies of the issuers in which the Accelerating Dividend Fund invests. It is difficult to anticipate the level of dividends that issuers will pay in any given time frame. There can be no assurance that issuers that have paid accelerating dividends in the past will continue to do so in the future. The Accelerating Dividend Fund’s strategies also require the Adviser to identify and exploit opportunities such as the announcement of major corporate actions, including restructuring initiatives or special dividends, that may lead to a higher level of current dividend income. These situations are typically not recurring in nature or frequency, may be difficult to predict and may not result in an opportunity that allows the Adviser to fulfill the Accelerating Dividend Fund’s investment objectives. In addition, the dividend policies of the Accelerating Dividend Fund’s target issuers are heavily influenced by the current economic climate and the favorable U.S. federal income tax treatment afforded to dividends. Challenging economic conditions, affecting either the market as a whole or a specific investment in the Accelerating Dividend Fund’s portfolio, may limit the opportunity to benefit from the current dividend policies of the issuers in which the Accelerating Dividend Fund invests or may cause such issuers to reduce or eliminate their dividends and may prolong the time period for companies to reinstate their dividends to stable levels. In addition, a change in the favorable provisions of the U.S. federal income tax laws may limit your ability to benefit from dividends, may effect a widespread reduction in announced dividends and may adversely impact the valuation of the shares of dividend paying issuers. The use of dividend capture strategies will expose the Accelerating Dividend Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Investments in Undervalued Securities — The Accelerating Dividend Fund’s investment strategy includes investing in securities, which, in the opinion of the Adviser, are undervalued.  The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired.  While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

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Risk of Investing in Growth Stocks — The Accelerating Dividend Fund pursues a strategy of investing in growth stocks.  Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings.  The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.  Growth stocks may not perform as well as value stocks or the stock market in general.

Foreign Securities Risk — The Accelerating Dividend Fund is not limited with respect to the amount of its assets it may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.  These investments involve certain risks not generally associated with investments in securities of U.S. issuers.  Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers.  Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.  These risks may be greater in emerging markets and in less developed countries.  For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation.

Management Risk — The Accelerating Dividend Fund is subject to management risk because it is an actively managed portfolio.  The Accelerating Dividend Fund’s successful pursuit of its investment objectives depends upon the Adviser’s ability to identify issuers with the potential for accelerating dividends. Such situations occur infrequently and sporadically and may be difficult to predict, and may not result in a favorable pricing opportunity that allows the Adviser to fulfill the Accelerating Dividend Fund’s investment objectives. The Adviser’s securities selections and other investment decisions might produce losses or cause the Accelerating Dividend Fund to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Adviser, the Adviser may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Accelerating Dividend Fund from achieving its investment objectives.

Small and Medium Capitalization Company Risk — The Accelerating Dividend Fund may invest in the securities of issuers that are small or medium capitalization companies.  These companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources.  The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies.  This may cause the Accelerating Dividend Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.  Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories.  Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange.  Consequently, the Accelerating Dividend Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

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Risks of Investing in Other Investment Companies — The Accelerating Dividend Fund may invest in the securities of other investment companies, which may include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), that apply to those types of investments.  The market value of the shares of other investment companies may differ from the net asset value of the particular fund. The shares of closed-end investment companies frequently trade at a discount to their net asset value. As a shareholder in an investment company, the Accelerating Dividend Fund would bear its pro rata portion of that entity's expenses, including the entity’s management fees. At the same time, the Accelerating Dividend Fund would continue to pay its own management fee and other expenses.  As a result, the Accelerating Dividend Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

Portfolio Turnover Risk — The Accelerating Dividend Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies, together with the ability of the Accelerating Dividend Fund to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Accelerating Dividend Fund.  For the fiscal year ended October 31, 2009, the portfolio turnover rate for the Accelerating Dividend Fund was 104%.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income.

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The Funds’ Investments and Related Risks

This section provides additional information regarding the securities in which each Fund invests, the investment techniques each uses and the risks associated with each Fund’s investment program in addition to the risks set forth under “Main Risks” above.  A more detailed description of each Fund’s investment policies and restrictions, and additional information about each Fund’s investments, is contained in the Statement of Additional Information (“SAI”).

Common Stocks and Other Equity Securities (all Funds) — The Funds will invest in “common stocks.”  “Common stocks” represent an ownership interest in a company.  The Funds can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock).  While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment.  Therefore, the value of your investment in the Funds may sometimes decrease instead of increase.  Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation.  Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease.  The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

Fixed Income Securities (all Funds) — The Funds may invest in bonds and other types of debt obligations of the U.S. Government (or its agents or instrumentalities) and corporate issuers. They may also invest in money market instruments, which are high quality short-term debt obligations.  These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. The Funds invest primarily in high quality debt obligations.  These include securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, and corporate debt obligations rated at the time of purchase by the Funds “A” or better by Standard and Poor’s Rating Services or by Moody’s Investors Services, Inc. or, if unrated determined to be of comparable quality by the Adviser.

Risks of Micro Capitalization Companies (Transformations Fund, Innovators Fund and Financial Services Fund) — The Transformations Fund, Innovators Fund and Financial Services Fund may invest in the stocks of micro-cap companies with capitalizations under $100 million.  Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.  Accordingly, the stocks of micro-cap companies may be more volatile and more thinly traded, and therefore more illiquid, than stocks of companies with larger capitalizations.

Illiquid Securities (all Funds) — Illiquid securities include securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days.  Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities.  The Funds may invest up to 15% of the value of their net assets in illiquid securities, including restricted securities and repurchase agreements maturing in more than seven days.  However, the Funds may not hold more than 10% of the value of their net assets in such repurchase agreements.

Foreign Securities (all Funds) — The Balance Fund may invest up to 15% of the value of its total assets in foreign securities, and the Innovators Fund may invest up to 20% of the value of its total assets in foreign securities.  The Dividend Fund, Financial Services Fund, Transformations Fund and Accelerating Dividend Fund are not limited in the amount of assets each may invest in foreign securities.  These investments involve certain risks not generally associated with investments in securities of U.S. issuers.  Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers.  Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets.  Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.  These risks may be greater in emerging markets and in less developed countries.  For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation.

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Emerging Market Securities (Transformations Fund, Dynamic Dividend Fund and Accelerating Dividend Fund) — The Transformations Fund may invest up to 35% of its net assets and the Dynamic Dividend Fund and Accelerating Dividend Fund may invest up to 25% of their net assets in securities of issuers located in “emerging markets.”  The Transformations Fund considers an “emerging market” country to be any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”).  Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most countries located in Western Europe.  The Adviser defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain Sweden, Switzerland, and the United Kingdom.  The Dynamic Dividend Fund and the Accelerating Dividend Fund consider an “emerging market” country to be any country that is listed on the MSCI Emerging Market Index. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries.  These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; lack of liquidity and greater price volatility due to the smaller size of the market for such securities and lower trading volume; political and social uncertainties; national policies that may restrict the Transformations Fund, Dynamic Dividend Fund and Accelerating Dividend Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; greater risks of expropriation, confiscatory taxation and nationalization; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodities prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Securities Lending (Balance Fund and Financial Services Fund) — In order to generate income, the Balance Fund and the Financial Services Fund may lend portfolio securities to brokers, dealers and other financial institutions.  The Balance Fund and the Financial Services Fund will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or securities issued by the U.S. government having a value at all times not less than 100% of the current market value of the loaned securities.  Loans of securities by the Balance Fund and the Financial Services Fund may not exceed 30% of the value of each Fund’s net assets.  There is a risk that the loaned securities may not be available to the Balance Fund and the Financial Services Fund on a timely basis and the Balance Fund and the Financial Services Fund may, therefore, lose the opportunity to sell the securities at a desirable price.  Also, if the borrower files for bankruptcy or becomes insolvent, the ability of the Balance Fund and the Financial Services Fund to dispose of the securities may be delayed.

Use of Leverage and Short Sales (all Funds) — Subject to certain limitations, the Funds may use leverage in connection with their investment activities and may effect short sales of securities.  These investment practices involve special risks.  Leverage is the practice of borrowing money to purchase securities.  It can increase the investment returns of a Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, a Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because a Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  A Fund would also incur increased transaction costs associated with selling securities short. In addition, if a Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with a Fund’s broker (not including the proceeds from the short sales). A Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, a Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

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Hedging (all Funds)— The Funds may utilize a variety of financial instruments, such as derivatives, options, interest rate swaps, caps and floors and forward contracts, both for investment purposes and for risk management purposes.  While the Funds may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for a Fund than if it has not engaged in any such hedging transaction.  Moreover, it should be noted that the portfolio will always be exposed to certain risks that cannot be hedged, such as credit risk (relating both to particular securities and counterparties).

Rule 144A Securities (all Funds) — The Funds may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “1933 Act”).  Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded.  The Adviser determines the liquidity of the Rule 144A securities according to guidelines adopted by the Trust’s Board of Trustees (the “Board” or “Board of Trustees”).  The Board of Trustees monitors the application of those guidelines and procedures.  Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s limitation on the amount of illiquid securities it may purchase.

Repurchase Agreements (all Funds) — The Funds may invest in repurchase agreements.  A repurchase agreement is an agreement by which the Funds purchase a security (usually U.S. Government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date.  The repurchase price reflects an agreed upon interest rate for the time period of the agreement.  Each Fund’s risk is the inability of the seller to pay the agreed upon price on the delivery date.  However, this risk is tempered by the ability of the Funds to sell the security in the open market in the case of a default. In such a case, the Funds may incur costs in disposing of the security which would increase each Fund’s expenses.  The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

Risk Characteristics of Options and Futures (all Funds) — Although options and futures transactions are intended to enable the Funds to manage market and interest rate risks, these investments can be highly volatile, and each Fund’s use of them could result in poorer investment performance.  Each Fund’s use of these investment devices for hedging purposes may not be successful.  Successful hedging strategies require the ability to predict future movements in securities prices, interest rates and other economic factors.  When the Funds use futures contracts and options as hedging devices, there is a risk that the prices of the securities subject to the futures contracts and options may not correlate perfectly with the prices of the securities in each Fund’s portfolio.  This may cause the futures and options to react to market changes differently than the portfolio securities.  In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rates, securities price movements and other economic factors.  Even if the expectations of the Adviser are correct, a hedge could be unsuccessful if changes in the value of each Fund’s portfolio securities does not correspond to changes in the value of its futures contracts.  Each Fund’s ability to establish and close out futures contracts and options on futures contracts positions depends on the availability of a secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

When-Issued and Delayed Delivery Transactions (all Funds) — Each Fund may enter into transactions in which it commits to buy a security, but does not pay for or take delivery of the security until some specified date in the future.  The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement.  At the time of settlement, the value of a security may be less than its purchase price.  When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.  The Funds do not intend to purchase securities on a when-issued or delayed delivery basis for speculative purposes, but only in furtherance of their investment objectives.

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Qualified Dividend Tax Risk (Dividend Fund and Accelerating Dividend Fund) — No assurance can be given as to what percentage of the distributions paid on the common shares, if any, will consist of tax-advantaged qualified dividend income or long-term capital gains or what the tax rates on various types of income will be in future years.  The favorable federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time and is currently scheduled to expire for tax years beginning after December 31, 2010.  In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which the Dividend Fund and the Accelerating Dividend Fund invest should be regarded as qualified dividend income.  Furthermore, to receive qualified dividend income treatment, the Dividend Fund and the Accelerating Dividend Fund must meet holding period and other requirements with respect to the dividend paying securities in their portfolios, and the shareholder must meet holding period and other requirements with respect to the common shares of the Dividend Fund and the Accelerating Dividend Fund.

Equity-Linked Securities (all Funds) — The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps.  Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock.   To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities. See “Foreign Securities” and “Foreign Securities Risk” above. In addition, the Funds bear the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

Other Investments (all Funds) — The Funds may use a variety of other investment instruments in pursuing their investment programs.  The investments of the Funds may include: mortgage-backed securities; securities of other investment companies; and various derivative instruments, including but not limited to options on securities, stock index options, options on foreign currencies, forward foreign currency contracts and futures contracts.  Various risks are associated with these investments.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports will be available by contacting Alpine Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-888-785-5578 or electronically on the Funds’ website at www.alpinefunds.com.

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Management of the Funds

The management of the Funds is supervised by the Board of Trustees of Alpine Series Trust (the “Trust”). Alpine Woods Capital Investors, LLC, located at 2500 Westchester Avenue, Suite 215, Purchase, New York 10577, (the “Adviser”) serves as the Funds’ investment adviser.  The Adviser is registered with the Securities and Exchange Commission as an investment adviser under the Advisers Act.  The Adviser is a privately owned investment management firm that manages a family of open-end mutual funds (the “Alpine Funds”), three closed-end funds and also provides institutional investment management. The Adviser began conducting business in March 1998 and, together with its affiliated entities, had approximately $[   ] billion in assets under management as of December 31, 2009.  The Adviser is a Delaware limited liability company organized on December 3, 1997.  All membership interests in the Adviser are owned by Alpine Woods, L.P. Mr. Samuel A. Lieber has a majority interest in this partnership and is the controlling person of its general partner.  He co-founded the Adviser in 1998 with his father, Stephen A. Lieber.

Under the general supervision of the Fund’s Board of Trustees, the Adviser will carry out the investment and reinvestment of the managed assets of the Funds, will furnish continuously an investment program with respect to the Funds, will determine which securities should be purchased, sold or exchanged, and will implement such determinations.  The Adviser will furnish to the Funds investment advice and office facilities, equipment and personnel for servicing the investments of the Funds. The Adviser will compensate all Trustees and officers of the Funds who are members of the Adviser’s organization and who render investment services to the Funds, and will also compensate all other Adviser personnel who provide research and investment services to the Funds.  In return for these services, facilities and payments, the Funds have each agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly fee computed at the annual rate of 1.00% of the average daily net assets of the Funds.  The Adviser has agreed contractually to waive its fees and to absorb expenses of the Funds to the extent necessary to ensure that ordinary operating expenses of the Funds (excluding 12b-1 fees, interest, brokerage commissions and extraordinary expenses) do not exceed annually 1.35% of each of the Fund’s average net assets.  The Funds have agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded.  This arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.  The total estimated annual expenses of the Funds are set forth in the section titled “FEES AND EXPENSES.”  For the fiscal year ended October 31, 2009, the Adviser received 1.00% of the average daily net assets of the Balance Fund, 1.00% of the average daily net assets of the Dividend Fund, 0.38% of the average daily net assets of the Financial Services Fund, including fees waived but not recouped in prior periods and 0.68% of the average daily net assets of the Innovators Fund, including fees waived but not recouped in prior periods.  For the fiscal period ended October 31, 2009, the Advisor did not receive any management fees related to the Transformations Fund and the Accelerating Dividend Fund; rather, the Advisor waived all of its fees to maintain the Funds’ expense ratios at the Funds’ Expense Cap levels.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., (now known as the Financial Industry Regulatory Authority) and subject to seeking best price and execution, the Adviser may consider sales of shares of other funds for which it serves as investment adviser as a factor in the selection of dealers to effect portfolio transactions for the Funds.

Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity.    In addition, under its arrangements with unregistered funds that it manages, the Adviser receives a portion of the appreciation of such funds’ portfolios. This may create an incentive for the Adviser to allocate attractive investment opportunities to such funds.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be fair and equitable under the circumstances. The SAI provides additional information regarding such allocation policies.

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A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreement between the Adviser and the Trust on behalf of each of the Funds will be available in the Semi-Annual Report to Shareholders for the period ending April 30, 2009.

Portfolio Managers

Balance Fund, Innovators Fund, Transformations Fund and Accelerating Dividend Fund
Mr. Samuel A. Lieber and Mr. Stephen A. Lieber serve as co-portfolio managers of the Balance Fund, Innovators Fund and Accelerating Dividend Fund and are the persons who have day-to-day responsibility for managing the Balance Fund’s, the Innovators Fund’s and the Accelerating Dividend Fund’s portfolio.  Mr. David Burg is a co-portfolio manager of the Accelerating Dividend Fund.  Stephen A. Lieber serves as portfolio manager of the Transformations Fund and is the person who has day-to-day responsibility for managing the Transformations Fund’s portfolio.  In addition, Ms. Sarah Hunt will assist in managing the Innovators Fund and the Transformations Fund’s portfolio as associate portfolio manager. Mr. Stephen Davis, associate portfolio manager will also assist with the management of the Innovators Fund.

Samuel A. Lieber founded the Adviser (formerly Alpine Management & Research, LLC) with his father Stephen A. Lieber, and is its Chief Executive Officer.  He currently serves as portfolio manager of the Transformations Fund, Alpine International Real Estate Equity Fund, Alpine U.S. Real Estate Equity Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Premier Properties Fund and co-portfolio manager of the Alpine Dividend Fund, Balanced Fund, Innovators Fund and the Alpine Global Infrastructure Fund.  Mr. Lieber is the Chairman of the Board of Trustees and President of the Trust.  From 1985 to 1998, Mr. Lieber was the real estate securities portfolio manager and the senior real estate securities analyst for the Evergreen Funds.  In 1989, Mr. Lieber became the portfolio manager of the first public mutual fund that focused primarily on investing internationally in real estate-related securities.  Prior to 1985, Mr. Lieber was associated with Whitbread-Nolan, Inc. in the investment property brokerage division.  Previous to this, Mr. Lieber worked for the urban design firm, Project for Public Spaces, as a Noyes Fellow.

Mr. Lieber received his Bachelor’s degree (with high honors) from Wesleyan University and attended the New York University Graduate School of Business and New York University's Real Estate Institute.

Mr. Lieber has been widely quoted in the financial media, and has appeared on CNBC and radio, and been featured in Forbes, Individual Investor, Smart Money, and Kiplinger's.  Mr. Lieber has also been interviewed by The Wall Street Journal, The New York Times, Fortune, Barron's and The Wall Street Transcript, among other periodicals.

Stephen A. Lieber is the Executive Vice President of the Trust.  He brings more than half of a century of successful investment management experience to the Adviser, of which he is Chief Investment Officer.  Mr. Lieber started working in the investment management field in 1950, and became a partner of Oppenheimer, Vanden Broeck & Co., member of the New York Stock Exchange, in 1953.  Mr. Lieber was also a co-founder of Vanden Broeck Lieber & Co. in 1956.

Mr. Lieber started his own investment firm, Lieber & Co., in 1969 and formed the Evergreen Fund, a mutual fund, in 1971.  The Evergreen Fund, which predominantly invested in smaller entrepreneurial companies, was followed by a series of additional mutual funds managed by Lieber & Co., or its affiliates, including: the Evergreen Total Return Fund in 1978, the Evergreen Limited Market Fund in 1983, the Evergreen Growth and Income Fund in 1986, the Evergreen Foundation Fund in 1990 and the Evergreen Tax Strategic Foundation Fund in 1993 (collectively the “Evergreen Funds”).

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First Union Corp. purchased Lieber & Co. (which was the parent firm of Evergreen Asset Management Corp., the investment adviser to the Evergreen Funds) in 1994.  For the following five years, Mr. Lieber continued as chairman, co-chief executive officer, and also as portfolio manager of the Evergreen Fund, the Evergreen Foundation Fund, the Evergreen Tax Strategic Foundation Fund, the Evergreen Tax Strategic Equity Fund and several annuity funds and separate accounts.  The effectiveness of these funds' strategies was highlighted in a New York Times article from October 10, 1999 that cited a study evaluating the performance of investment managers over a substantial period of time.  According to the article, since 1971, management of the Evergreen Fund was ranked as one of three out of 1,437 investment managers that exceeded appropriate benchmark performance through the investment cycles between 1971 and 1996.  When Mr. Lieber retired in 1999 as chairman and co-chief executive officer of Evergreen Asset Management Corp., the total of mutual fund assets under management was $21 billion.

Upon leaving Evergreen Asset Management Corp., Mr. Lieber formed Saxon Woods Advisors, LLC, an investment advisory firm registered under the Advisers Act to permit Mr. Lieber to continue management of accounts for individual clients and others.  Mr. Lieber received a Bachelor's degree in English (with honors) from Williams College, and attended the Harvard University Graduate School of Arts & Sciences.

Sarah Hunt joined Alpine in 2007 after ten years at Capital Management Associates, Inc., where she finished as Senior Vice President of Equity Research.  During her ten years at Capital Management Associates, Inc., Ms. Hunt was responsible for securities analysis and investment research on energy products and oil and gas industry capital goods.  Prior to that she served at Shields & Co. as an Assistant Vice President, and in institutional sales at Prudential Securities Group, Inc.  Ms. Hunt earned her bachelor’s degree from Wesleyan University, an MBA degree from Fordham University, and is a Chartered Financial Analyst.

Stephen Davis joined Alpine in 2004 as a Senior Research Analyst.  Prior to that, Mr. Davis ran his own firm, SJ Davis Capital, an equity research firm focused on undervalued and under-followed companies.  For the ten years previous to that, he served as a research analyst and then co-portfolio manager with Cowen Asset Management.  Mr. Davis began his financial career first as an auditor and then as a strategic consultant for Coopers & Lybrand.  He holds a bachelor’s degree in Accounting from the State University of New York at Albany and is a Chartered Financial Analyst.

David Burg joined Alpine in April 2008.  Mr. Burg was most recently a Vice President in Citigroup's Financial Institutions Group within its Investment Banking Division, where he advised a number of leading financial institutions on a broad range of engagements, including mergers and acquisitions, capital raising and financial restructuring.  Prior to joining Citi, Mr. Burg was an Engagement Manager with McKinsey & Company in New York City advising Fortune 500 companies on various strategic and operational assignments.  Mr. Burg earned an M.S. in Materials Science & Engineering from Columbia School of Engineering, an M.B.A degree Beta Gamma Sigma from Columbia Business School, and a B.S. in Applied Science & Engineering with Highest Honors from Rutgers University.

Dividend Fund
Jill K. Evans and Kevin Shacknofsky serve as co-portfolio managers of the Dividend Fund and are the persons who have day-to-day responsibility for managing the Dividend Fund’s portfolio. Also, Ms. Evans and Mr. Shacknofsky will be assisted in the management of the Dividend Fund by Mr. Joshua Duitz and Andrew Kohl, associate portfolio managers.

Jill K. Evans joined the Adviser in May 2003 and has served as Portfolio Manager of the Dividend Fund since its inception in September 2003, the Alpine Global Dynamic Dividend Fund, which trades on the NYSE under the symbol “AGD”, since its inception in July 2006 and of the Alpine Total Dynamic Dividend Fund, which trades on the NYSE under the symbol “AOD”, since its inception in January 2007.  She was instrumental in designing the strategies and investment processes implemented by the Dividend Fund and AGD to take advantage of the reduced dividend tax rates resulting from the Jobs and Growth Tax Relief Reconciliation Act of 2003.  Her work on the Dividend Fund has attracted interest from numerous financial publications, including quotes and features in Barron's, Kiplinger's, Financial Advisor Magazine, The New York Times, Investor's Business Daily and The Wall Street Journal.  She has also appeared on the financial TV networks CNBC and CNNfn and was a keynote speaker at the 13th Annual Louis Rukeyser Investment Conference on the topic of dividend investing.  The Dividend Fund was also highlighted as an attractive dividend investment in Ben Stein and Phil Demuth's book, “Yes, You Can Be a Successful Income Investor!”

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Prior to joining the Adviser, Ms. Evans spent 15 years at J.P. Morgan in New York as an equity research analyst and internal consultant.  She was the Vice President and Senior Equity Research Analyst covering small and mid-cap basic industries and was the global coordinator of the passenger and freight transportation sectors.  As an analyst, she had been recognized in several national investor surveys and financial periodicals, including Institutional Investor Magazine, The Wall Street Journal, The Wall Street Transcript, Thomson Financial and Greenwich Associates.

Ms. Evans joined J.P. Morgan in 1988 as an analyst and then project manager in the internal consulting group, Management Services.  She spent her last year in Management Services working with McKinsey & Co., consulting on several firm-wide cost reduction projects.  Ms. Evans received a Bachelor of Arts degree in Economics from the University of Pennsylvania.

Kevin Shacknofsky joined the Adviser in October 2003 as an analyst dedicated to the Dividend Fund and was promoted to associate Portfolio Manager in June 2004 and to Portfolio Manager for the Dividend Fund in June 2006.  Mr. Shacknofsky has also served as Portfolio Manager of the Alpine Global Dynamic Dividend Fund, which trades on the NYSE under the symbol “AGD”, since its inception in July 2006 and of the Alpine Total Dynamic Dividend Fund, which trades on the NYSE under the symbol “AOD,” since its inception in January 2007.  Mr. Shacknofsky has lived on three different continents and has primary responsibility managing the international portfolio and dividend capture rotation and special dividend strategies of the Dividend Fund.

Previously, Mr. Shacknofsky was a Vice President in the venture capital firm Rein Capital in New Jersey for two years, investing in early stage Media & Telecom companies and assisting portfolio companies with hiring their management teams, developing their business plans and building strategic partnerships.  His experience also includes positions as an Investment Banking Associate at Lehman Brothers in New York, focusing on Media & Telecom, and as a Private Equity Analyst for Hambros Grantham, the Private Equity division of Hambros PLC, of Sydney, Australia, where he worked on new investments including management buyouts and helped monitor the existing portfolio by serving on the board of directors of a number of portfolio companies.  Mr. Shacknofsky was also a Client Manager for Deloitte Touche Tohmatsu in Sydney, Australia, where he worked for seven years initially as an auditor primarily on multinational corporations and subsequently in their Corporate Finance Practice.

Mr. Shacknofsky is a qualified Chartered Accountant and holds an MBA degree from Columbia Business School where he graduated with honors Beta Gamma Sigma in 2001.  He received his Bachelors of Business degree with a Major in Accounting and Finance from the University of Technology Sydney.

Mr. Joshua Duitz joined Alpine in February 2007, after eight years at Bear Stearns, where Mr. Duitz was a Managing Director Principal who specialized in trading international equities.  Mr. Duitz is a Certified Public Accountant, who spent four years with Arthur Andersen in the Financial Markets Audit Division.  Mr. Duitz earned his bachelor's degree in Business Administration from Emory University and received his M.B.A from the Wharton School where he graduated with honors.

Mr. Andrew Kohl joined Alpine in September, 2005 after working for two years at Wachovia Securities as an Equity Research Associate Analyst covering infrastructure software and data storage companies.  Prior to that position he spent three years at Putnam Investments as a Senior Investment Associate on the Global Asset Allocation team.  Mr. Kohl earned a bachelor’s degree at Williams College, an M.B.A. from the MIT Sloan School of Management, and is a Chartered Financial Analyst.

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Financial Services Fund
Peter J. Kovalski and Mr. Stephen Lieber are responsible for the day-to-day investments of the Financial Services Fund.  Mr. Kovalski is Managing Director, Financial Institutions Group, of Saxon Woods Advisors, LLC and the portfolio manager for Alpine Woods Growth Values Financial Equities, L.P.  Prior to joining Saxon Woods Advisors, LLC in January 2002, Mr. Kovalski spent the last ten years as the principal bank and thrift securities analyst for Lieber & Co. and Evergreen Asset Management Corp.  His major specialty is research on regional banking institutions.  Prior to joining Lieber & Co., from 1986 until 1991, he was with Williams Securities and Ryan, Beck & Co. as a bank analyst.  Mr. Kovalski received his Bachelor’s degree from Columbia Union College. He is a Chartered Financial Analyst.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

How the Funds Values Their Shares

The price of each Fund’s shares is based on the Fund’s net asset value.  The net asset value of shares of each Fund is calculated by dividing the value of the Fund’s net assets by the number of the Fund’s outstanding shares.  The net asset value takes into account the fees and expenses of the Fund, including management, administration and other fees, which are accrued daily.   The price at which a purchase or redemption is effected is based on the net asset value next computed after a Fund or its agents receive your request in good order.  All requests received in good order before 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange (the “NYSE”), whichever occurs earlier (the “cut off time”), will be executed at the net asset value computed on that same day.  Requests received after the cut off time (except for requests made in accordance with existing laws on behalf of certain retirement accounts and other omnibus accounts (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, Money Purchase Pensions Plans, accounts held under trust agreements at a trust institution, accounts held at a brokerage, or “Fund Supermarkets”)) will receive the next business day’s net asset value.  In computing net asset value, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations.  If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees.   The Funds will use fair value pricing where: (i) a security is illiquid (restricted securities and repurchase agreements maturing in more than seven days); (ii) the market or exchange for a security is closed on an ordinary trading day and no other market prices are available; (iii) the security is so thinly traded that there have been no transactions in the security over an extended period; or (iv) the validity of a market quotation received is questionable.  In addition, fair value pricing will be used if emergency or unusual situations have occurred, such as when trading of a security on an exchange is suspended; or when an event occurs after the close of the exchange on which the security is principally traded that is likely to have changed the value of the security before the NAV is calculated (applicable to foreign securities).

How to Buy Shares

No sales charges are imposed when you purchase shares of the Funds.  You may purchase shares of each Fund at net asset value as described below or through your financial intermediary.  If you make a purchase through your financial intermediary, that intermediary is responsible for sending your purchase order to the Fund.  Please keep in mind that your financial intermediary may charge additional fees for its services.  The minimum initial investment in each Fund is $1,000.  The Funds reserve the right to vary or waive the minimum in certain situations.  There is no minimum investment requirement for subsequent investments if mailed by check.  Telephone and internet subsequent purchases are subject to a minimum of $100.  Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase.  Stock certificates will not be issued. Instead, your ownership of shares will be reflected in your account records with the Funds.

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Purchases by Mail

To make an initial purchase by mail:
•	Complete the enclosed application.
•	Mail the application, together with a check made payable to Alpine Funds:

By Mail: Alpine Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery or Express Mail: Alpine Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202

•
All checks must be in U.S. dollars drawn on U.S. banks.  The Funds do not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

•
Subsequent investments may be made in the same manner, but you need not include an application.  When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent (the “Transfer Agent”) will verify certain information on your application as part of the Funds’ Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-785-5578 if you need additional assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until clarifying information/documentation is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchases by Internet

To open an account via the Internet with no forms to print or mail, go to www.alpinefunds.com.

Payment for shares purchased through the Funds’ website may be made only through an ACH (Automatic Clearing House) debit of your bank account of record.  Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds’ website.  Transactions initiated through the website are subject to the same purchase and redemption minimums and maximums as other transaction methods.

You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

The Funds employ procedures to confirm that transactions entered through the Internet are genuine.  These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information.  In order to conduct transactions on the website, you will need your account number, Social Security number, username and password.  The Funds and their service providers will not be liable for any loss, liability, cost or expense for following instructions communicated through the Funds’ website, including fraudulent or unauthorized instructions.

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Purchases by Wire

If you are making your first investment in the Funds, before you wire funds:

•	The Transfer Agent must have a completed application. You can mail or overnight deliver your application to the Transfer Agent at the address above.
•	Upon receipt of your completed application, the Transfer Agent will establish an account for you.
•
The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:
(name of Alpine Fund to be purchased)
(shareholder registration)
(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments – By wire

•	Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Additional Information

If your purchase transaction is canceled due to nonpayment or because your purchase check does not clear, you will be responsible for any loss the Funds or the Adviser incur and you will be subject to a returned check fee of $25.  If you are an existing shareholder of any of the Alpine Funds, the Funds may redeem shares from your account to reimburse the Funds or the Adviser for the loss.  In addition, you may be prohibited or restricted from making further purchases of shares.

Shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges.  These fees and charges are not imposed by the Funds.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Shares of the Funds have not been registered for sale outside of the United States.  The Alpine Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

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The Adviser may at its own expense make payments to some, but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of a Fund and/or to promote retention of their customers’ assets in the Fund.  These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Funds’ shares or the amount the Funds receive as proceeds from such sales.

Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or their shareholders including shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to representatives of the broker, dealer or other financial intermediaries.  Revenue sharing payments also may be made to brokers, dealers and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list.

You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Exchange Privilege

You may exchange some or all of your shares of a Fund for shares of one of the other Alpine Funds.  You may do this through your financial intermediary, or by telephone or mail or via the Internet as described below.  An exchange involves the redemption of shares of one Fund and the purchase of shares of another Alpine Fund.  Once an exchange request has been made by telephone, mail, or Internet, it is irrevocable and may not be modified or canceled.  Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received.  An exchange which represents an initial investment in a fund is subject to the minimum investment requirements of that fund. In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests.  Exchanges are not subject to redemption fees, except in the case when you are exchanging from a fund with a redemption fee to a fund that does not currently charge a redemption fee.  If you exchange from a fund without a redemption fee into a fund with a redemption fee, the fee liability begins on the trade date of the exchange not the original share purchase date.

The Alpine Funds each have different investment objectives and policies.  You should review the objective and policies of the fund whose shares will be acquired in an exchange before placing an exchange request.  An exchange is a taxable transaction for Federal income tax purposes.  You are limited to five exchanges per calendar year.  The exchange privilege may be modified or discontinued at any time by the Alpine Funds upon sixty days’ notice.

Exchanges by Telephone

To exchange shares by telephone:

•	Call 1-888-785-5578.
•	Shares exchanged by telephone must have a value of $1,000 or more.
•	Exchange requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value determined on the next business day.
•
During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange.  You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

•	The telephone exchange procedure may not be used to exchange shares for which certificates have been issued.

To exchange shares by telephone, you must indicate this on your application.  To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

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Reasonable procedures are used to verify that telephone exchange instructions are genuine.  If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions.  A telephone exchange may be refused by a Fund if it is believed advisable to do so.  Procedures for exchanging shares by telephone may be modified or terminated at any time.

Exchanges by Mail

To exchange shares by mail:

•	Send a written request using the procedures for written redemption requests (however, no signature guarantee is required.)
•	If certificates for the shares being exchanged have been issued, the signed certificates and a completed stock power form must accompany your written request.

For further information, call 1-888-785-5578.

Exchanges by Internet

To exchange shares via the Internet:

•	During periods of unusual economic or market conditions, you may experience difficulty in effecting an internet exchange.
•	Exchange requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value determined on the next business day.
•	For further information, call 1-888-785-5578 or visit the Funds’ website at www.alpinefunds.com.

How to Redeem Shares

You may redeem shares of the Funds on any day the NYSE is open, either directly or through your financial intermediary.  The price you will receive is the net asset value per share next computed after your redemption request is received in proper form.  Redemption proceeds generally will be sent to you within seven days.  However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to twelve business days).  Once a redemption request has been placed, it is irrevocable and may not be modified or canceled.  Redemption requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value per share determined on the next business day.  Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Redeeming Shares by Mail

To redeem shares by mail:
•	Send a letter of instruction signed by all registered owners of the account to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

•	Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

•	A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

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•	When establishing or modifying certain services on an account;
•	If a change of address request was received by the Transfer Agent within the last 15 days;
•	For all redemptions in excess of $50,000 from any shareholder account; and
•
The Funds and/or the Transfer Agent may require a signature guarantee in other cases based on the facts and circumstances relative to the particular situation.  A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Transfer Agent.

•	Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

For further information, call 1-888-785-5578.

Redeeming Shares by Telephone

To redeem shares by telephone:
•
Call 1-888-785-5578 between the hours of 8:00 a.m. and 7:00 p.m. (Central time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed).  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

•	Specify the amount of shares you want to redeem (minimum $1,000).
•	Provide the account name, as registered with a Fund, and the account number.
•
Redemption proceeds will be mailed to you by check at the address indicated in your account registration, or wired to an account at a commercial bank that you have previously designated.  A $15.00 charge is deducted from redemption proceeds if the proceeds are wired.  This charge is subject to change without notice.  Redemption proceeds may also be sent via electronic funds transfer through the Automated Clearing House (“ACH”) network, to your predetermined bank account.  There is no charge for the electronic funds transfer however credit may not be available for two to three days.

•
During periods of unusual economic or market conditions, you may experience difficulty effecting a telephone redemption.  In that event, you should follow the procedures for redemption by mail and send your written request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

•	The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.

To redeem shares by telephone, you must indicate this on your application and choose how the redemption proceeds are to be paid.  To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.  Signatures may require a guarantee by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Transfer Agent.  You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine.  These procedures include requiring some form of personal identification and tape recording of conversations.  If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions.  The Funds reserve the right to refuse a telephone redemption request, if it is believed advisable to do so.  The telephone redemption option may be suspended or terminated at any time without advance notice.

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Additional Redemption Information

A redemption of shares is a taxable transaction for Federal income tax purposes.  Under unusual circumstances, the Funds may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law.  The Funds reserve the right to close your account if the account value has remained below $1,000 for thirty days or more as a result of one or more redemptions.  You will receive sixty days’ written notice to increase the account value before the account is closed.  Although in unusual circumstances the Funds may pay the redemption amount in-kind through the distribution of portfolio securities, it is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund’s total net assets during any ninety-day period for any one shareholder.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Redemption Fees

The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  The Funds are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow.  These cash flows can unnecessarily disrupt the Funds’ investment programs.  Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Funds at the worst possible time as far as long-term investors are concerned.  Short-term trading drives up the Funds’ transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors.  Additionally, redemption of short-term holdings may create missed opportunity costs for the Funds, as the Adviser is unable to take or maintain positions with certain securities employing certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Funds assess a 1.00% fee on the redemption of each Fund’s shares held for less than two months.  For example, a purchase with a trade date of January 5, 2009 will not be assessed a redemption fee if redeemed on or after March 6, 2009 or the following business day if this date were to fall on a weekend or holiday.  Redemption fees will be paid to the Funds to help offset transaction costs.  The Funds reserve the right to waive the redemption fee, subject to their sole discretion in instances they deem not to be disadvantageous to the Funds.

The Funds will use the first-in, first-out (FIFO) method to determine the two-month holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than two months, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Funds for two months, not including, the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed on certain exchanges or to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed on exchanges except in instances where you are exchanging shares of a Fund with a redemption fee into a Fund which does not currently have a redemption fee.  If you exchange from a Fund without a redemption fee into a Fund with a redemption fee, the fee liability begins on the trade date of the exchange not the original share purchase date.

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Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences and Funds that invest in investments which are not frequently traded, may be targets of market timers.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance.  The Board of Trustees has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in each Fund.  These steps include, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available. These techniques may change from time to time as determined by the Funds in their sole discretion.

Trading Practices.  Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive.  The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if they believe that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.  In this regard, in compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds have entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Funds, at each Fund’s request, certain customer and identity trading information relating to its customers investing in a Fund through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of a Fund’s policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Fair Value Pricing. The trading hours for most foreign securities end prior to the close of the NYSE, the time each Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculate their net asset values. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

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The Board of Trustees has also developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Funds may also fair value a security if the Funds or the Adviser believe that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Shareholder Services

The Funds offer the following shareholder services.  For more information about these services or your account, contact your financial intermediary or call 1-888-785-5578.  Some services are described in more detail in the application.

Automatic Investment Plan. You may make regular monthly investments automatically in amounts of not less than $50 through the Automatic Investment Plan.  This plan provides a convenient method to have monies deducted from your bank account, for investment into the Funds.  In order to participate in the plan, your financial institution must be a member of the ACH network.  The Funds may modify or terminate this privilege at any time.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the plan, please complete the Automatic Investment Plan section on the application or call the Transfer Agent at 1-888-785-5578.  Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five days prior to the effective date.

Telephone Investment Plan. You may make investments into an existing account, on demand, in amounts of not less than $100 or more than $10,000 per investment, by calling 1-888-785-5578.  If elected on your application, telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network.  You must have banking information established on your account prior to making a purchase.  If your order is received by 4:00 p.m. (Eastern time), shares will be purchased at the net asset value calculated on that day.

Systematic Cash Withdrawal Plan. If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan.  Under this plan, you may elect to receive regular monthly or quarterly checks to your address of record, or credit directly to your predetermined bank account, in a stated amount of not less than $75.  Shares will be redeemed as necessary to make those payments.  To participate in the Systematic Cash Withdrawal Plan, you should elect to have dividends and capital gain distributions on your Fund shares reinvested.

Investments through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds available to their participants.  The Adviser may provide compensation to organizations providing administrative and recordkeeping services to those plans.

Automatic Reinvestment Plan. For your convenience, all dividends and distributions of the Funds are automatically reinvested in full and fractional shares of the Funds at the net asset value per share at the close of business on the record date, unless you request otherwise in writing.  A written request to change your dividend reinvestment election must be received at least five full business days before a given record date to be effective on that date.

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Tax Sheltered Retirement Plans. Eligible investors may open a pension or profit sharing account in the Funds under the following prototype retirement plans: (i) Individual Retirement Accounts (“IRAs”) and Rollover IRAs; and (ii) Simplified Employee Pensions (“SEPs”) for sole proprietors, partnerships and corporations.

Householding.  The Funds will automatically send updated prospectuses, Annual and Semi-Annual Reports to Fund shareholders.  In order to reduce the volume of mail, when possible, only one copy of each document will be sent to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-785-5578 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Internet Account Access and Trading.  This option allows you to access your account information online as well as execute transactions on your account.  To choose this option, complete the appropriate section of your application.  For Internet transactions, only bank accounts held at domestic institutions which are ACH members may be used.  Your shares will be purchased or redeemed at the next NAV determined after receipt of your order.

Log on to the Funds’ website at www.alpinefunds.com to access your account and to create your PIN.

Dividends, Distributions and Taxes

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of a Fund who acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important tax considerations generally applicable to investments in a Fund and the discussion set forth herein does not constitute tax advice.  For more detailed information regarding tax considerations, see the Funds’ SAI. There may be other tax considerations applicable to particular investors.  In addition, income earned through an investment in a Fund may be subject to state, local and foreign taxes.

Your distribution will be reinvested automatically in additional shares of the Fund in which you have invested, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value.  All future distributions will be automatically reinvested in the shares of the Fund.  No interest will accrue on amounts represented by uncashed distribution checks.

Dividend Policy.  It is the policy of the Funds to distribute to shareholders their investment company income, if any, annually and any net realized capital gains annually or more frequently as required for qualification as a regulated investment company by the Code.  Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter, with a record date in such quarter, will be treated as paid in December of the previous year. You may elect to have dividends and/or capital gains paid in cash.

Taxation of the Funds.  The Funds intend to qualify to be treated as regulated investment companies under the Code.  While so qualified, the Funds will not be required to pay any Federal income tax on that portion of their investment company taxable income and any net realized capital gains they distribute to shareholders.  The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year.  The Funds anticipate meeting these distribution requirements.

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Taxation of Shareholders.  The following information is meant as a general summary for U.S. citizens and residents.  Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from the Funds whether dividends and distributions are paid in cash or reinvested in additional shares.

The Funds’ net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income.  Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the Funds.  Absent further legislation, the reduced maximum rates of 15% for non-corporate taxpayers on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.  Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

Your redemptions, including exchanges, may result in a capital gain or loss for Federal tax purposes.  A capital gain or loss on your investment is the difference between your tax basis in your shares, including any sales charges, and the amount you receive when you sell your shares.

Following the end of each calendar year, every shareholder will be sent applicable tax information and information regarding the dividends paid and capital gain distributions made during the calendar year.  The Funds may be subject to foreign withholding taxes, which would reduce its investment return. Tax treaties between certain countries and the U.S. may reduce or eliminate these taxes.  Shareholders who are subject to U.S. Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by the Funds.  The Funds’ transactions in options, futures and forward contracts are subject to special tax rules.  These rules can affect the amount, timing and characteristics of distributions to shareholders.

The foregoing briefly summarizes some of the important Federal income tax consequences to shareholders of investing in a Fund’s shares, reflects the Federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors.  Investors should consult their tax advisers regarding other Federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

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Index Descriptions

The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The S&P 500 Index is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in an index.

The Philadelphia PHLX/KBW Bank Index (BKXSM) is a modified-capitalization-weighted index composed of 24 geographically diverse companies representing national money center banks and leading regional institutions.  BKX is based on the same 24 components as the Keefe, Bruyette & Woods Index.  Founded in 1962, Keefe, Bruyette & Woods Inc. (“KBW”) has long been recognized as the “financial services industry authority”.  The index was initiated at the time of the firm’s founding and is evaluated at least annually by KBW to assure that the composition is highly representative of the banking industry.

The NASDAQ 100 Financial Index is a capitalization-weighted index of the 100 largest financial companies, as well as foreign issues, including American Depository Receipts (“ADRs”), traded on the NASDAQ Global Market System (“NASDAQ”) and Capital Market.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.  Investors cannot directly invest in an index.

The Dow Jones Industrial Average is made up of 30 U.S. industrial stocks that trade daily on the New York Stock Exchange.  Investors cannot directly invest in an index.

The Lipper Mixed-Asset Target Allocation Growth Funds Average is an average of funds that maintain between 60% and 80% equity securities and with remainder in bonds, cash and cash equivalents.   Lipper Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. The Lipper Mixed-Asset Target Allocation Growth Funds Average is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

The Lipper Equity Income Funds Average is an average of funds that seek relatively high current income and growth of income through investing 60% of more of their portfolio in equities. Lipper Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. The Lipper Equity Income Funds Average is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

The Lipper Financial Services Funds Average is an average of funds that invest at least 65% of their portfolio in equity securities of companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies, and securities brokerage firms.  Lipper Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. The Lipper Financial Services Funds Average is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

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The Lipper Small-Cap Growth Funds Average is an average of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three year weighted basis) of less than 250% of the dollar weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite Index.  Lipper Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. The Lipper Small-Cap Growth Funds Average is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

The Lipper Mid-Cap Core Funds Average is an average of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.  Lipper Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. The Lipper Mid-Cap Core Funds Average is unmanaged and does not reflect the deduction of taxes or fees associated with a mutual fund, such as investment adviser fees.  The performance for the Funds reflects the deduction of fees for these value-added services.  Investors cannot directly invest in this index.

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Financial Highlights

The following tables present financial highlights for a share outstanding throughout each period indicated. Deloitte & Touche LLP is independent registered public accounting firm for the Funds.  The information has been audited by Deloitte & Touche LLP. Deloitte & Touche LLP’s report along with the Funds’ financial statements, are included in the Funds’ annual report for the period ended October 31, 2009, which is available upon request.

Balance Fund

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	October 31, 2009	October 31, 2008	October 31, 2007		October 31, 2006	October 31, 2005

PER SHARE DATA:
Net Asset Value, Beginning of year		$13.55	$13.72		$12.67	$12.44

Income From Investment Operations:
Net investment income		0.26	0.26		0.21	0.19
Net realized/unrealized gains (losses) on investments		(4.47)	0.28		1.26	0.85
Total from investment operations		(4.21)	0.54		1.47	1.04

Redemption fees		0.00 (a)	0.00	(a)	0.00 (a)
Less Distributions:
From dividends from net investment income		(0.25)	(0.24)		(0.20)	(0.19)
From net realized gains on investments		(0.93)	(0.47)		(0.22)	(0.62)
From tax return on capital		(0.01)	---		---	---
Total Distributions		(1.19)	(0.71)		(0.42)	(0.81)

Net asset value per share, end of year		$8.15	$13.55		$13.72	$12.67

Total Return		(33.63)%	4.03%		11.79%	8.46%

Ratios/Supplementary Data:
Net Assets at end of year (000)		$53,097	$92,360		$98,162	$97,471
Ratio of expenses to average net assets:
Before waivers, reimbursements and recoveries		1.24%	1.16%		1.19%	1.21%
After waivers, reimbursements and recoveries		1.24%	1.16%		1.19%	1.31%
Ratio of interest expense to average net assets:		0.09%	0.00	%(a)	0.00%	0.00	%(a)
Ratio of expenses to average net assets excluding interest expense:
Before waivers, reimbursements and recoveries		1.15%	1.16%		1.19%	1.21%
After waivers, reimbursements and recoveries		1.15%	1.16%		1.19%	1.31%
Ratio of net investment income to average net assets		2.35%	1.87%		1.60%	1.60%
Portfolio turnover		34%	28%		22%	36%
(a) The amount is less than $0.005 per share or 0.005%.

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Dividend Fund

	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006		Year Ended October 31, 2005

PER SHARE DATA:
Net asset value per share, beginning of period		$13.32	$12.52		$11.98		$12.34

Income From Investment Operations:
Net investment income		1.33	1.95		1.61		1.57
Net realized and unrealized gains (losses) on investments		(7.29)	0.61		0.51		(0.14)
Total from investment operations		(5.96)	2.56		2.12		1.43
Redemption fees		0.00 (b)	0.00	(b)	0.00	(b)	0.00 (b)

Less Distributions:
From dividends from net investment income		(1.58)	(1.76)		(1.58)		(1.51)
From net realized gains on investments		-	-		-		(0.28)
From tax return of capital		(0.06)	-		-		-
Total distributions		(1.64)	(1.76)		(1.58)		(1.79)

Net asset value per share, end of period		$5.72	$13.32		$12.52		$11.98

Total Return		(49.05)%	21.66%		18.68%		11.85%

Ratios/Supplementary Data:
Net Assets at end of period (000)		$598,759	$1,500,072		$633,264		$311,335
Ratio of expenses to average net assets
Before waivers, reimbursements and recoveries		1.18%	1.15%		1.18%		1.20%
After waivers, reimbursements and recoveries		1.18%	1.15%		1.18%		1.23%
Ratio of interest expense to average net assets:		0.02%	0.00	%(b)	0.00	%(b)	0.00%
Ratio of expenses to average net assets excluding interest expense:
Before waivers, reimbursements and recoveries		1.16%	1.15%		1.18%		1.20%
After waivers, reimbursements and recoveries		1.16%	1.15%		1.18%		1.23%
Ratio of net investment income to average net assets		15.32%	15.65%		14.04%		14.22%
Portfolio turnover		323%	216%		192%		216%

(a) Net investment income is calculated using average shares outstanding during the period.
(b) The amount is less than $0.005 per share or 0.005%.

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Financial Services Fund

	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006(a)

PER SHARE DATA:
Net asset value per share, beginning of year		$13.89	$12.13	$10.00

Income From Investment Operations:
Net investment income		0.07	(0.02)	0.02
Net realized and unrealized gains (losses) on investments		(4.40)	2.54	2.12
Total from investment operations		(4.33)	2.52	2.14
Redemption fees		0.01	0.00 (b)	0.00 (b)
Less Distributions:
From dividends from net investment income		---	(0.01)	(0.01)
From dividends from net realized gain on investments		(3.33)	(0.75)
Total distributions		(3.33)	(0.76)	(0.01)

Net asset value per share, end of year		$6.24	$13.89	$12.13

Total Return		(41.16)%	21.64%	21.47%

Ratios/Supplementary Data:
Net Assets at end of year (000)		$6,677	$10,820	$7,544
Ratio of expenses to average net assets
Before waivers, reimbursements and recoveries		1.94%	2.61%	2.53%
After waivers, reimbursements and recoveries		1.35%	1.35%	1.35%
Ratio of interest expense to average net assets:		0.37%	1.02%	0.01%
Ratio of expenses to average net assets excluding interest expense:
Before waivers, reimbursements and recoveries		1.57%	1.59%	2.52%
After waivers, reimbursements and recoveries		0.98%	0.33%	1.34%
Ratio of net investment income to average net assets		1.32%	(0.16)%	0.15%
Portfolio turnover		455%	397%	106%

(a) For the period from November 1, 2005 (inception of fund) to October 31, 2006.
(b) The amount is less than $0.005 per share.

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Innovators Fund

	Fiscal Year Ended October 31, 2009	Fiscal Year Ended October 31, 2008	Fiscal Year Ended October 31, 2007	Period Ended October 31, 2006(a)

PER SHARE DATA:
Net asset value per share, beginning of period		$14.08	$10.31	$10.00

Income From Investment Operations:
Net investment income		(0.01)	0.07	0.09
Net realized and unrealized gains (losses) on investments		(6.84)	3.91	0.22
Total from investment operations		(6.85)	3.98	0.31
Redemption fees		0.03	0.01

Less Distributions
From net investment income		(0.02)	(0.14)	---
From net realized gains on investments		(0.41)	(0.08)	---
Total distributions		(0.43)	(0.22)	---
Net asset value per share, end of period (please format this)		$6.83	$14.08	$10.31
Total Return		(49.95)%	39.47%	3.10	%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)		$15,383	$48,355	$5,073
Ratio of expenses to average net assets
Before waivers, reimbursements and recoveries		1.31%	1.53%	4.25	%(c)
After waivers, reimbursements and recoveries		1.35%	1.33%	1.35	%(c)
Ratio of interest expense to average net assets:		0.04%	0.00%	0.00%
Ratio of expenses to average net assets excluding interest expense:
Before waivers, reimbursements and recoveries		1.27%	1.53%	4.25	%(c)
After waivers, reimbursements and recoveries		1.31%	1.33%	1.35	%(c)
Ratio of net investment income to average net assets		(0.18)%	1.08%	3.18	%(c)
Portfolio turnover		76%	135%	3.25%

(a) For the period from July 11, 2006 (inception date of fund) to October 31, 2006.
(b) Not Annualized.
(c) Annualized.

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Transformations Fund

	Fiscal Year Ended October 31, 2009	Period Ended October 31, 2008(a)

PER SHARE DATA:
Net asset value per share, beginning of period		$10.00

Income From Investment Operations:
Net investment income		0.03
Net realized and unrealized gains (losses) on investments		(4.24)
Total from investment operations		(4.21)
Redemption fees		0.00	(b)

Less Distributions
From net investment income		----
From net realized gains on investments		----
Total distributions		----
Net asset value per share, end of period (please format this)		$5.79
Total Return		(42.10	)%(c)

Ratios/Supplementary Data:
Net Assets at end of period (000)		$2,649
Ratio of expenses to average net assets
Before waivers, reimbursements and recoveries		2.95	%(d)
After waivers, reimbursements and recoveries		1.35	%(d)
Ratio of net investment income to average net assets		0.44	%(d)
Portfolio turnover		108%

(a) For the period from December 31, 2007 (inception date of fund) to October 31, 2008.
(b) The amount is less than $0.005 per share.
(c) Not Annualized.
(d) Annualized.

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  Accelerating Dividends Fund

Period Ended October 31, 2009(a)

PER SHARE DATA:
Net asset value per share, beginning of period	$10.00

Income From Investment Operations:
Net investment income
Net realized and unrealized gains (losses) on investments
Total from investment operations
Redemption fees

Less Distributions
From net investment income
From net realized gains on investments
Total distributions
Net asset value per share, end of period (please format this)
Total Return

Ratios/Supplementary Data:
Net Assets at end of period (000)
Ratio of expenses to average net assets
Before waivers, reimbursements and recoveries
After waivers, reimbursements and recoveries
Ratio of net investment income to average net assets
Portfolio turnover

(a) For the period from November 5, 2008 (inception date of fund) to October 31, 2009.
(b) The amount is less than $0.005 per share.
(c) Not Annualized.
(d) Annualized.

Table of Contents - Prospectus

Notice of Privacy Policy

The Funds collect non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with others or us.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  The Funds restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  The Funds also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Not Part of the Prospectus

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Additional Information

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.  This Prospectus does not constitute an offer by the Funds to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

INVESTMENT ADVISER
ALPINE WOODS CAPITAL INVESTORS, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY  10577-2540

CUSTODIAN
U.S. BANK, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT, FUND ACCOUNTANT & ADMINISTRATOR
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
555 East Wells Street
Milwaukee, WI 53202

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
BLANK ROME LLP
The Chrysler Building
405 Lexington Avenue
New York, NY  10174

Table of Contents - Prospectus

To Obtain More Information about the Funds
For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports — Additional information is available in the Annual and Semi-Annual reports to Fund Shareholders.  The Annual Report to Fund Shareholders contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information — The SAI provides more details about the Funds and their policies.  A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.
To obtain free copies of the Annual or Semi-Annual Reports to Fund Shareholders or the SAI or to discuss questions about the Funds:

By Telephone — 1-888-785-5578

By Mail — Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

By Website — www.alpinefunds.com

From the SEC — Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street, Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Reports and other information about the Funds are available on the IDEA database on the SEC’s Internet site at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-10405.

Table of Contents - Prospectus

STATEMENT OF ADDITIONAL INFORMATION

February 27, 2010

ALPINE DYNAMIC BALANCE FUND (ABDYX)
ALPINE DYNAMIC DIVIDEND FUND (ADVDX)
ALPINE DYNAMIC FINANCIAL SERVICES FUND (ADFSX)
ALPINE DYNAMIC INNOVATORS FUND (ADINX)
ALPINE DYNAMIC TRANSFORMATIONS FUND (ADTRX)
ALPINE ACCELERATING DIVIDEND FUND (AADDX)

EACH A SERIES OF ALPINE SERIES TRUST

615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
1-888-785-5578

This Statement of Additional Information (“SAI”), dated February 27, 2010, relates to Alpine Dynamic Balance Fund (the “Balance Fund”), Alpine Dynamic Dividend Fund (the “Dividend Fund”), Alpine Dynamic Financial Services Fund (the “Financial Services Fund”), Alpine Dynamic Innovators Fund (the “Innovators Fund”), Alpine Dynamic Transformations Fund (the “Transformations Fund”) and Alpine Accelerating Dividend Fund (the “Accelerating Dividend Fund” and collectively with the Balance Fund, the Dividend Fund, the Financial Services Fund, the Innovators Fund, the Transformations Fund and the Accelerating Dividend Fund, the “Funds”).  Each Fund is a separate series of Alpine Series Trust (the “Trust”).  Shares of each Fund are offered through a prospectus dated February 27, 2010 (the “Prospectus”).  A copy of the Prospectus may be obtained without charge by calling the number listed above.  This SAI is not a prospectus.  It contains information in addition to and more detailed than that set forth in the Prospectus and is intended to provide you with information regarding the activities and operations of each Fund.  This SAI should be read in conjunction with the Prospectus.

The Funds’ most recent Annual Report to shareholders is a separate document supplied with this SAI. The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Funds’ October 31, 2009 Annual Report as filed with the Securities and Exchange Commission (“SEC”).

DESCRIPTION OF EACH FUND AND ITS INVESTMENTS

The investment objectives of each Fund and a description of its principal investment strategies are set forth under each Fund’s “SUMMARY SECTION,” “ABOUT THE FUNDS” and “THE FUNDS’ INVESTMENTS AND RELATED RISKS” in the Prospectus.  Each Fund’s investment objectives are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of that Fund.

Alpine Woods Capital Investors, LLC (formerly, Alpine Management & Research, LLC) (the “Adviser”) serves as the investment adviser of each Fund.

HISTORY OF THE FUNDS AND GENERAL INFORMATION

Capitalization and Organization

Each Fund is a series of Alpine Series Trust, a Delaware statutory trust organized on June 5, 2001.  The Balance Fund commenced its operations on June 7, 2001.  The Dividend Fund commenced its operations on September 22, 2003.  The Financial Services Fund commenced its operations on November 1, 2005.  The Innovators Fund commenced its operations on July 11, 2006.  The Transformations Fund commenced operations on December 31, 2007.  The Accelerating Dividend Fund commenced operations on November 5, 2008.  The Trust is governed by its Board of Trustees.  Each Fund may issue an unlimited number of shares of beneficial interest with a $0.001 par value.  All shares of each Fund have equal rights and privileges.  Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares of the same class in dividends and distributions declared by such Fund and, upon liquidation, to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of each Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

Under the Trust’s Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of all of the outstanding shares of beneficial interest of the Trust.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the Investment Company Act of 1940, as amended (the “1940 Act”) may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.

Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

The Trustees are authorized to classify and reclassify any issued class of shares of a Fund into shares of one or more classes of the Fund and to reclassify and issue any unissued shares to any number of additional series without shareholder approval.  Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of the Trust with different investment objectives, policies or restrictions, additional series or classes of shares may be created.  Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the State of Delaware.  If shares of another series of the Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes.  Generally, shares of all portfolios, including the Funds, would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner.  As to matters affecting each portfolio differently, such as approval of its investment advisory agreement (“Advisory Agreement”) and changes in investment policy, shares of each portfolio would vote separately.  In addition, the Trustees may, in the future, create additional classes of shares of a Fund. Except for the different distribution related and other specific costs borne by classes of shares of a Fund that may be created in the future, each such class will have the same voting and other rights described as the other class or classes of such Fund.

1

Any Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust.  A meeting of shareholders for the purpose of electing or removing one or more Trustees will be called (i) by the Trustees upon their own vote, or (ii) upon the demand of a shareholder or shareholders owning shares representing 10% or more of the outstanding shares.  The rights of the holders of shares of a Fund may not be modified except by the vote of a majority of the outstanding shares of such Fund.

TYPES OF INVESTMENTS
Equity Securities

Equity securities in which the Funds invest may include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Convertible Securities

Each Fund may invest in convertible securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Each Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective.  Each Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.  In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.

Warrants

Each Fund may invest in warrants.  Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.  Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual.  However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant.  Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them.  The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

2

Foreign Securities

Each Fund may purchase securities of non-U.S. issuers and securities of U.S. issuers that trade in foreign markets (“foreign securities”).  To the extent that foreign securities purchased by a Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect: a Fund’s net asset values per share; the value of any interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by a Fund.  If the value of a foreign currency rises against the U.S. dollar, the value of a Fund’s assets denominated in that currency will increase.  Correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund’s assets denominated in that currency will decrease.  The performance of a Fund will be measured in U.S. dollars, the base currency for a Fund.  When a Fund converts its holdings to another currency, it may incur conversion costs.  Foreign exchange dealers realize a profit on the difference between the prices at which such dealers buy and sell currencies.

Each Fund may engage in transactions in foreign securities, which are listed on foreign securities exchanges, traded in the over-the-counter market or issued in private placements.  Transactions in listed securities may be effected in the over-the-counter markets if, in the opinion of the Adviser, this affords a Fund the ability to obtain best price and execution. Securities markets of foreign countries in which each Fund may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets.  The differences between investing in foreign and U.S. companies include: (1) less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons of valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations for the securities of foreign issuers; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; (5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; (6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the ability of the Funds to purchase or sell large blocks of securities and thus obtain the best price; (8) transactions costs, including brokerage charges and custodian charges associated with holding foreign securities, may be higher; (9) the settlement period for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity; (10) foreign securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, net asset value per share may be significantly affected on days when shareholders do not have the ability to purchase or redeem shares of the Fund; and (11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries.  These various risks may be greater in emerging market countries.

American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded.  ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  EDRs are receipts issued in Europe by banks or depositories that evidence a similar ownership arrangement.  Generally ADRs, in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

Fixed Income Securities

Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers.  These securities, whether of U.S. or foreign issuers, may pay fixed, variable or floating rates of interest, and may include zero coupon obligations, which do not pay interest until maturity.  Fixed income securities may include:

▪	bonds, notes and debentures issued by corporations;

3

▪	debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”);
▪	municipal securities;
▪	mortgage-backed and asset-backed securities; or
▪
debt securities issued or guaranteed by foreign corporations and foreign governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks.

Subject to certain limitations, each Fund may invest in both investment grade and non-investment grade debt securities.  Investment grade debt securities have received a rating from Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) in one of the four highest rating categories or, if not rated, have been determined by the Adviser to be of comparable quality to such rated securities.  Non-investment grade debt securities (typically called “junk bonds”) have received a rating from S&P or Moody’s of below investment grade, or have been given no rating and are determined by the Adviser to be of a quality below investment grade.  Each Fund may invest up to 5% of the value of its total assets in debt securities that are rated below A by Moody’s or by S&P.  Each Fund may not invest in debt securities rated below Ccc by S&P or Caa by Moody’s (or unrated debt securities determined to be of comparable quality by the Adviser).  There are no limitations on the maturity of debt securities that may be purchased by the Funds.

Sovereign Debt Obligations

The Funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of developing countries.  Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations.  Sovereign debt of developing countries may involve a high degree of risk, and may present the risk of default.  Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Securities of Other Investment Companies

Each Fund may invest in the securities of other registered, open-end investment companies that have investment objectives and policies similar to its own.  Each Fund may also purchase shares of money market funds that invest in U.S. Government Securities and repurchase agreements, in lieu of purchasing money market instruments directly.  Any investment by a Fund in the securities of other investment companies, including money market funds, will be subject to the limitations on such investments contained in the 1940 Act.  Any investment by a Fund in the Alpine Municipal Money Market Fund will also be subject to the limitations contained in the exemptive order the Alpine Funds received from the SEC.  Shareholders of a Fund that holds shares of another investment company will indirectly bear the fees and expenses of that company, which will be in addition to the fees and expenses they bear as shareholders of the Funds.

Each Fund may from time to time rely on Section 12(d)(1)(F) of the 1940 Act with respect to their investments in other investment companies.  Section 12(d)(1) of the 1940 Act precludes each Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

4

  Each Fund may invest its daily cash balance in the Alpine Municipal Money Market Fund.   Each Fund is permitted to invest 25% of its total assets in the Alpine Municipal Money Market Fund pursuant to the terms of an exemption granted by the SEC.  Each Fund bears its proportionate share of the expenses of the Alpine Municipal Money Market Fund in which it invests.  However, the Adviser has voluntarily agreed to reimburse the management fee expense each Fund incurs by investing in the Alpine Municipal Money Market Fund.

Each Fund may purchase the equity securities of closed-end investment companies to facilitate investment in certain countries.  Equity securities of closed-end investment companies generally trade at a discount to their net asset value, but may also trade at a premium to net asset value.  Each Fund may pay a premium to invest in a closed-end investment company in circumstances where the Adviser determines that the potential for capital growth justifies the payment of a premium.  Closed-end investment companies, as well as money market funds, pay investment advisory and other fees and incur various expenses in connection with their operations.  Shareholders of a Fund will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of such Fund.

Mortgage-Backed Securities

Each Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities, or issued by private issuers.  The mortgage-backed securities in which the Funds may invest include collateralized mortgage obligations (“CMOs”) and interests in real estate mortgage investment conduits (“REMICs”). CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities.  CMOs are typically issued in separate classes with varying coupons and stated maturities.  REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986, as amended (the “Code”) and have the same characteristics as CMOs.

The Funds may from time to time also invest in “stripped” mortgage-backed securities.  These are securities that operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities.  A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently traded securities.  The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class.  These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities.  Due to existing market characteristics, “interest only” and “principal only” mortgage-backed securities are considered to be illiquid.  The prices of these securities are more volatile than the prices of debt securities, which make periodic payments of interest.

Because the mortgages underlying mortgage-backed securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance.  Prepayments generally are passed through to the holders of the securities.  Any such prepayments received by the Funds must be reinvested in other securities.  As a result, prepayments in excess of that anticipated could adversely affect yield to the extent such amounts are reinvested in instruments with a lower interest rate than that of the original security.  Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors.  Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates.  Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interest rates.  Mortgage-backed securities may be purchased at a premium over the principal or face value in order to obtain higher income.  The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

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Mortgage-backed securities may also be affected by the downturn in the subprime mortgage lending market in the United States.

Asset-Backed Securities

The Funds may invest in asset-backed securities issued by private issuers.  Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities.  Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements.  The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

Asset-backed securities may be “stripped” into classes in a manner similar to that described under the section titled, “Mortgage-Backed Securities,” above, and are subject to the prepayment risks described therein.

Recent Market Events

The fixed-income markets continue to experience a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of.   Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events and the continuing market upheavals may have an adverse effect on the Funds.

STRATEGIC INVESTMENTS

Foreign Currency Transactions; Currency Risk

Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions.  Although the Funds value their assets daily in U.S. dollars, they generally do not convert their holdings to U.S. dollars or any other currency.  Foreign exchange dealers may realize a profit on the difference between the price at which the Funds buy and sell currencies.

The Funds will engage in foreign currency exchange transactions in connection with their investments in foreign securities.  The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Forward Foreign Currency Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.  However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships.  The Funds do not speculate in foreign currency.

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Except for cross-hedges, the Funds will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when they would be obligated to deliver an amount of foreign currency in excess of the value of their portfolio securities or other assets denominated in that currency or, in the case of a “cross-hedge,” denominated in a currency or currencies that the Adviser believes will tend to be closely correlated with that currency with regard to price movements.  At the consummation of a forward contract, the Funds may either make delivery of the foreign currency or terminate their contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating them to purchase, at the same maturity date, the same amount of such foreign currency.  If the Funds choose to make delivery of the foreign currency, they may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Funds into such currency.  If the Funds engage in an offsetting transaction, the Funds will incur a gain or loss to the extent that there has been a change in forward contract prices.

It should be realized that this method of protecting the value of the Funds’ portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It simply establishes a rate of exchange which can be achieved at some future point in time.  Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.  Generally, the Funds will not enter into a forward foreign currency exchange contract with a term longer than one year.

Foreign Currency Options

The Funds may purchase and write options on foreign currencies to protect against declines in the U.S. dollar value of foreign securities or in the U.S. dollar value of dividends or interest expected to be received on these securities.  These transactions may also be used to protect against increases in the U.S. dollar cost of foreign securities to be acquired by the Fund.  Writing an option on foreign currency is only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The Funds may not purchase a foreign currency option if, as a result, premiums paid on foreign currency options then held by a Fund would represent more than 5% of such Funds’ net assets.

A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period.  The owner of a call option has the right, but not the obligation, to buy the currency.  Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.  When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option.  However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value.  Although purchasing a foreign currency option can protect the Funds against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency.  For example, if a Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, such Fund would not have to exercise its put option.  Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, such Fund would not have to exercise its call.  Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

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Special Risks Associated with Foreign Currency Options

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally.  In addition, there are certain additional risks associated with foreign currency options.  The markets in foreign currency options are relatively new, and the Funds’ ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.  Although the Funds will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.  In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar.  As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security.  Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.  Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable.  The interbank market in foreign currencies is a global, around-the-clock market.  To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions

By using foreign currency futures contracts and options on such contracts, the Funds may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts.  The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

A foreign currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price.  A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price.  Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency.  Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction.  An offsetting transaction for a currency futures contract sale is effected by a Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date.  If the price of the sale exceeds the price of the offsetting purchase, such Fund is immediately paid the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by a Fund entering into a currency futures contract sale.  If the offsetting sale price exceeds the purchase price, such Fund realizes a gain, and if the offsetting sale price is less than the purchase price, such Fund realizes a loss.

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Special Risks Associated with Foreign Currency Futures Contracts and Related Options

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally.  In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks.  Trading options on foreign currency futures contracts is relatively new.  The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.  To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.  Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs).  However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

Equity-Linked Securities

The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps.  Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock.   To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities. See “Foreign Securities” and “Foreign Securities Risk” above. In addition, the Funds bear the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund.  Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost.  If the underlying security is determined to be illiquid, participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.  An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous.  Equity swaps may also be used for hedging purposes or to seek to increase total return.  A Fund’s ability to enter into certain swap transactions may be limited by tax considerations.  The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

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Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).  A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make.  If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage.  In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss.  Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds’ exposure, the Funds and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

Illiquid Securities

The Trust’s Board of Trustees (the “Board” or “Trustees”) has adopted procedures to determine the liquidity of certain restricted securities, as permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Rule 144A (the “Rule”) is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws.  The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers.  The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule.  The Staff of the SEC has left the question of determining the liquidity of restricted securities eligible for resale under the Rule for determination by the Trustees.  The Trustees consider the following criteria in determining the liquidity of these restricted securities:

(i)	the frequency of trades and quotes for the security;

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(ii)	the number of dealers willing to purchase or sell the security and the number of other potential buyers;
(iii)	dealer undertakings to make a market in the security; and
(iv)	the nature of the security and the nature of the marketplace trades.

When-Issued and Delayed Delivery Securities

These transactions are made to secure what is considered to be an advantageous price or yield for the Funds.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date.  These assets are marked to market and are maintained until the transaction has been settled.

Lending of Portfolio Securities

The collateral received when the Balance Fund or the Financial Services Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund.  During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities.  Loans are subject to termination at the option of a Fund or the borrower.  Each Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.  A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Temporary Investments

For defensive purposes, each Fund may temporarily invest all or a substantial portion of its assets in high quality fixed income securities, including money market instruments, or may temporarily hold cash.  In addition, for defensive purposes, the Dividend Fund may hold certain securities for less than the 61 days described above and, as a result, shareholders may be unable to take advantage of the reduced federal income tax rates applicable to any qualifying dividends otherwise attributable to such securities.  In addition, during such times, the Dividend Fund may temporarily invest up to 100% of its assets in cash or cash equivalents.  Fixed income securities will be deemed to be of high quality if they are rated “A” or better by S&P or the corresponding rating by Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include:

▪	Government securities;
▪	commercial paper;
▪	certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation;
▪	short-term obligations of foreign issuers denominated in U.S. dollars and traded in the U.S.; and
▪	repurchase agreements.

Repurchase agreements are agreements under which a Fund purchases securities from a bank or a securities dealer that agrees to repurchase the securities from a Fund at a higher price on a designated future date.  If the seller under a repurchase agreement becomes insolvent, a Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them.  In the event of the bankruptcy or insolvency of the seller, a Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.  If the seller defaults, the value of the securities may decline before a Fund is able to dispose of them.  If a Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, such Fund may not enjoy protections comparable to those provided to most repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral.  Each Fund has adopted procedures designed to minimize the risks of loss from repurchase agreements.

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Each Fund’s custodian or a sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily.  To the extent that the original seller does not repurchase the securities from the Fund, that Fund could receive less than the repurchase price on any sale of such securities.  In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action.  Each Fund believes that under the regular procedures normally in effect for custody of a Fund’s portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities.  Each Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

Each Fund may also enter into reverse repurchase agreements.  These transactions are similar to borrowing cash and involve risks similar to those discussed under “Borrowing” below.  In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument’s market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.  The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of each Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date.  These securities are marked to market daily and maintained until the transaction is settled.

Short Sales

Each Fund may effect short sales of securities.  A short sale involves the sale of a security that a Fund does not own in anticipation of purchasing the same security (or a security exchangeable therefor) at a later date at a lower price.  When selling short, a Fund must borrow the security sold short and will be obligated to return the security to the lender.  This is accomplished by a later purchase of the security by the Fund to close its short position.  When a Fund effects a short sale, it must maintain collateral in a segregated account consisting of cash or liquid securities with a value equal to the current market value of the securities sold short less any cash deposited with its broker.  A Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by the Fund would exceed 10% of the value of such Fund’s net assets.

The use of short sales is considered a speculative investment practice.  The limited use of this practice, however, permits a Fund to pursue opportunities to profit from anticipated declines in the prices of particular securities which in the view of the Adviser are overvalued or are likely to be adversely affected by particular trends or events.

Each Fund may also effect short sales “against the box” to hedge against a decline in the value of a security owned by the Fund.  These transactions are not subject to the 10% limitation described above.  If a Fund effects a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and hold those securities while the short sale is outstanding.

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Borrowing

Each Fund may borrow money for investment purposes (which is a practice known as “leverage”).  Leveraging creates an opportunity for increased investment returns, but at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on a Fund’s portfolio.  Although the principal amount of such borrowings will be fixed, a Fund’s net assets may change in value during the time the borrowing is outstanding.  Since any decline in value of a Fund’s investments will be borne entirely by such Fund’s shareholders, the effect of leverage in a declining market would be a greater decrease in net asset value than if such Fund did not use leverage.  Leveraging will create interest expenses for a Fund, which can exceed the investment return from the borrowed funds.  To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s investment return will be greater than if leverage was not used.  Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of borrowings, the investment return of the Fund will be less than if leverage was not used.

SPECIAL INVESTMENT TECHNIQUES

Each of the Funds may engage in transactions in options and futures contracts and options on futures contracts.  These instruments derive their performance, at least in part, from the performance of an underlying asset or index.  The discussion below provides additional information regarding the use of options on stock indices and stock index futures.  Appendix B to this SAI sets forth further details regarding options and futures.

Use of Futures and Options

Each of the Funds will comply with and adhere to all limitations on the manner and extent to which it effects transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator.  Under those restrictions, no Fund will, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its assets after taking into account unrealized profits and losses on options it has entered into.  In the case of an option that is “in-the-money,” the in-the-money amount may be excluded in computing such 5%.  (In general, a call option on a future is “in-the-money” if the value of the future exceeds the exercise (“strike”) price of the call; a put option on a future is “in-the-money” if the value of the future which is the subject of the put is exceeded by the strike price of the put.)  Each of the Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the Commodities Exchange Act and regulations thereunder.  As to long positions which are used as part of a Fund’s investment strategy and are incidental to its activities in the underlying cash market, the “underlying commodity value” of a Fund’s futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant.  The “underlying commodity value” of a future is computed by multiplying the size of the future by the daily settlement price of the future.  For an option on a future, that value is the underlying commodity value of the future underlying the option.

Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes.  Each Fund may also write and sell covered call and put options and purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes.

Each of the Funds may invest up to 10% of the value of its assets, represented by premiums paid, to purchase call and put options on securities and securities indices.  No Fund may write covered call and put options on securities and securities indices with aggregate exercise prices in excess of 15% of the value of its assets.

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The Trust has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the National Futures Association.  Therefore, the Trust is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Risks of Options on Stock Indices

The purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally.  In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options.  Index prices may be distorted if trading of certain stocks included in the index is interrupted.  Trading in index options also may be interrupted in certain circumstances such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted.  If this occurred, a Fund would not be able to close out options which it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes.  However, it is a policy to purchase options only on indices that include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

The purchaser of an index option may also be subject to a timing risk.  If an option is exercised by a Fund before final determination of the closing index value for that day, the risk exists that the level of the underlying index may subsequently change.  If such a change caused the exercised option to fall out-of-the-money (that is, the exercising of the option would result in a loss, not a gain), a Fund would be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.  Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate this risk entirely because the exercise cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.  Alternatively, when the index level is close to the exercise price, a Fund may sell rather than exercise the option. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are not as liquid.  The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market.  It is not certain that this market will develop in all index option contracts.  The Funds will not purchase or sell any index option contract unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that such risk in connection with such transactions is no greater than such risk in connection with options on stocks.

Stock Index Futures Characteristics

Currently, stock index futures contracts can be purchased or sold with respect to several different stock indices, each based on a different measure of market performance.  A determination as to which of the index contracts would be appropriate for purchase or sale by a Fund will be based upon, among other things, the liquidity offered by such contracts and the volatility of the underlying index.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract.  Instead, each Fund will be required to deposit in a segregated asset account an amount of cash or qualifying securities (currently, U.S. Treasury bills) currently ranging from approximately 10% to 15% of the contract amount.  This is called “initial margin.”  Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to each Fund upon termination of the futures contract.  Gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments which the Fund may be required to make during the term of the contracts to its broker.  Such payments would be required where, during the term of a stock index futures contract purchased by a Fund, the price of the underlying stock index declined, thereby making a Fund’s position less valuable.  In all instances involving the purchase of stock index futures contracts by a Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund’s custodian to collateralize the position.  At any time prior to the expiration of a futures contract, a Fund may elect to close its position by taking an opposite position which will operate to terminate its position in the futures contract.  For a more complete discussion of the risks involved in stock index futures, refer to the Appendix (“Futures and Options”).

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Where futures are purchased to hedge against a possible increase in the price of a security before a Fund is able to fashion its program to invest in the security or in options on the security, it is possible that the market may decline instead.  If a Fund, as a result, concluded not to make the planned investment at that time because of concern as to the possible further market decline or for other reasons, a Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions.  All participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index itself and the value of a future.  Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market.  Such increased participation may also cause temporary price distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in stock indices and movements in the prices of stock index futures, the value of stock index futures contracts as a hedging device may be reduced.  In addition, if a Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements.  Such sales may have to be effected at a time when it may be disadvantageous to do so.

INVESTMENT RESTRICTIONS

Except as noted, the investment restrictions set forth below are fundamental and may not be changed with respect to a Fund without the affirmative vote of a majority of the outstanding voting securities of such Fund.  Where an asterisk (*) appears, the relevant policy is non-fundamental and may be changed by the Trustees without shareholder approval.  As used in this SAI and in the Prospectus, “a majority of the outstanding voting securities of a Fund” means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of a Fund or (2) 67% of the shares of a Fund present if more than 50% of the shares are present at a meeting in person or by proxy.

1.	Diversification
With respect to 75% of its total assets, each Fund may not purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of that Fund’s total assets would be invested in the securities of any one issuer, or that Fund would own more than 10% of the voting securities of any one issuer.

The SEC has taken the position that, for purposes of the restrictions applicable to a fund’s diversification, such as those set forth in this Section 1 above, investments in securities of other investment companies, including in exchange-traded funds, are considered investments in the portfolio securities of such investment companies.

2.	Investment for Purposes of Control or Management*
Each Fund may not invest in companies for the purpose of exercising control or management.

3.	Purchase of Securities on Margin*
Each Fund may not purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of transactions.  A deposit or payment by that Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

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4.	Underwriting
Each Fund will not underwrite any issue of securities except as it may be deemed an underwriter under the 1933 Act in connection with the sale of securities in accordance with its investment objectives, policies and limitations.

5.	Interests in Oil, Gas or Other Mineral Exploration or Development Programs
Each Fund may not purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

6.	Short Sales
Each Fund may effect short sales of securities subject to the limitation that a Fund may not sell a security short if, as a result of such sale, the current value of securities sold short by that Fund would exceed 10% of the value of that Fund’s net assets; provided, however, if the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (i.e., short sales “against the box”), this limitation is not applicable.

7.	Lending of Funds and Securities
Each Fund may not make loans of money or securities, except to the extent that a Fund may lend money through the purchase of permitted investments, including repurchase agreements, and the Balance Fund and Financial Services Fund may lend securities in accordance with such procedures as may be adopted by the Trustees.

Each Fund may not lend its portfolio securities, unless the borrower is a broker-dealer or financial institution that pledges and maintains collateral with that Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market-value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of a Fund’s net assets.

8.	Commodities
Each Fund may not purchase, sell or invest in commodities, provided that this restriction shall not prohibit a Fund from purchasing and selling securities or other instruments backed by commodities or financial futures contracts and related options, including but not limited to, currency futures contracts and stock index futures.

9.	Real Estate
Each Fund may not purchase, sell or invest in real estate, but may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of a Fund’s ownership of such securities.

10.	Borrowing, Senior Securities, Reverse Repurchase Agreements
Each Fund may not issue senior securities as defined by the 1940 Act, except that a Fund may borrow money from banks and enter into reverse repurchase agreements (i) in the aggregate amount of up to 10% of the value of its assets to increase its holdings of portfolio securities and (ii) for temporary extraordinary or emergency purposes, subject to the overall limitation that total borrowings by that Fund (including borrowing through reverse repurchase agreements) may not exceed 33 1/3% of the value of a Fund’s total assets (measured in each case at the time of borrowing).

11.	Joint Trading*
Each Fund may not participate on a joint or joint and several basis in any trading account in any securities.  (The “bunching” of orders for the purchase or sale of portfolio securities with the Adviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

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12.	Pledging Assets
Each Fund may not pledge, mortgage, hypothecate or otherwise encumber its assets, except to secure permitted borrowings and to implement collateral and similar arrangements incident to permitted investment practices.

13.	Investing in Securities of Other Investment Companies*
Each Fund currently intends to limit its investment in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole in accordance with the 1940 Act and applicable Federal securities laws. Each Fund is permitted to invest 25% of its total assets in the Alpine Municipal Money Market Fund pursuant to the terms of an exemption granted by the SEC.

14.	Illiquid Securities*
Each Fund may not invest more than 15% of its net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements which have a maturity of longer than seven days, but excluding securities eligible for resale under Rule 144A of the 1933 Act which the Trustees have determined to be liquid.

15.	Options*
Each Fund may write, purchase or sell put or call options on securities, stock indices and foreign currencies, or combinations thereof, as discussed elsewhere in this Statement of Additional Information.

16.	Futures Contracts*
Each Fund may purchase financial futures contracts and related options for “bona fide hedging” purposes and for non-hedging purposes provided that aggregate initial margin deposits plus premiums paid by that Fund for open futures options positions, less the amount by which any such positions are “in-the-money,” may not exceed 20% of a Fund’s total assets.

17.	Concentration in Any One Industry
Each of the Balance Fund, the Dividend Fund, the Innovators Fund, the Transformations Fund and the Accelerating Dividend Fund may not invest more than 25% of the value of its total assets in the securities in any single industry, provided that there shall be no limitation on the purchase of U.S. Government securities.  The Financial Services Fund, however, will invest more than 25% of the value of its total assets in the securities of institutions in the financial services industry.

_________
* Non-fundamental policy that may be changed by the Trustees without shareholder approval.

Except as otherwise stated in this SAI or in the Prospectus, if a percentage limitation set forth in an investment policy or restriction of a Fund is adhered to at the time of investment or at the time a Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in the net assets of a Fund, will not result in a violation of such restriction.

For purposes of their policies and limitations, a Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

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CERTAIN RISK CONSIDERATIONS

There can be no assurance that a Fund will achieve its investment objective and an investment in a Fund involves certain risks which are described under each Fund’s “SUMMARY SECTION,” “ABOUT THE FUND - Main Risks” and “THE FUNDS’ INVESTMENTS AND RELATED RISKS” in the Prospectus.

PORTFOLIO TURNOVER

For the fiscal years ended October 31, 2009 and 2008 the portfolio turnover rates for the Funds are presented in the table below.  Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in the Adviser’s investment strategy.

Turnover Rates	2009	2008
Balance Fund	41%	34%
Dividend Fund	656%(3)	323%
Financial Services Fund	437%	455%
Innovators Fund	20%	76%
Transformations Fund(1)	57%	108%
Accelerating Dividend Fund(2)	104%	N/A

(1) Transformations Fund commenced operations on December 31, 2007.
(2) Accelerating Dividend Fund commenced operations on November 5, 2008.
(3) Portfolio turnover for the Dividend Fund increased significantly due to an increase in the velocity of its dividend capture program which resulted in a reduction of the average holding period of its portfolio.

MANAGEMENT

The Board has the responsibility for the overall management of the Trust and each Fund, including general supervision and review of each Fund’s investment activities and it conformity with Delaware law and the stated policies of a Fund.  The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations.

The Trustees, including the Trustees who are not interested persons of the Trust as that term is defined within the 1940 Act (“Independent Trustees”), and executive officers of the Trust, their ages and principal occupations during the past five years are set forth below.  The address of each Trustee and officer is 2500 Westchester Avenue, Suite 215, Purchase, New York 10577.

Independent Trustees
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Laurence B. Ashkin (81)	Independent Trustee	Indefinite, since the Trust’s inception	Real estate developer since 1980; Founder and President of Centrum Properties, Inc. since 1980.	16	Board of Trustees Chairman, Perspective Charter Schools, Chicago, IL; Director, Chicago Public Radio; Trustee of each of the Alpine Trusts.****

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
H. Guy Leibler (55)	Independent Trustee	Indefinite, since the Trust’s inception	Private investor since 2007; Vice Chair and Chief Operating Officer of L&L Acquisitions LLC (2004-2007); President, Skidmore, Owings & Merrill LLP (2001-2004).	16	Chairman Emeritus, White Plains Hospital Center; Trustee of each of the Alpine Trusts. ****
Jeffrey E. Wacksman (49)	Independent Trustee	Indefinite, since 2004	Partner, Loeb, Block & Partners LLP since 1994.	16
Director,
International
Succession
Planning
Association;
Trustee,
Larchmont Manor
Park Society;
Director, Bondi
Icebergs Inc.
(Women’s
Sportswear);
Director, MH
Properties, Inc.;
Trustee of each of
the Alpine
Trusts.****

James A. Jacobson (64)	Independent Trustee	Indefinite, since July, 2009	Retired, since November 2008; Vice Chairman and Managing Director, Spear Leeds & Kellogg Specialists, LLC, January 2003 to November 2008	16	Trustee of each of the Alpine Trusts.****

Interested Trustees & Officers
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Samuel A. Lieber* (53)	Interested Trustee, President and Portfolio Manager	Indefinite, since the Trust’s inception	CEO of Alpine Woods Capital Investors, LLC since November 1997. President of Alpine Trusts since 1998.	16	Trustee of each of the Alpine Trusts. ****

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex**	Other Directorships Held by Trustee
Stephen A. Lieber*** (84)	Vice President and Portfolio Manager	Indefinite, since the Trust’s inception	Chief Investment Officer, Alpine Woods Capital Investors, LLC since 2003; Chairman and Senior Portfolio Manager, Saxon Woods Advisors, LLC since 1999.	N/A	None
Robert W. Gadsden (52)	Vice President and Portfolio Manager	Indefinite, since 1999	Portfolio Manager and Senior Real Estate Analyst of Alpine Woods Capital Investors, LLC since 1999. Formerly Vice President, Prudential Realty Group (1990-1999).	N/A	None
John Megyesi (49)	Chief Compliance Officer	Indefinite, since January 16, 2009
Chief Compliance
Officer, Alpine Woods
Capital Investors, LLC
since January 2009; Vice
President and Manager,
Trade Surveillance,
Credit Suisse Asset
Management, LLC
(2006-2009); Manager,
Trading and Surveillance,
Allianz Global Investors
(2004-2006).
				N/A	None
Andy Pappert (29)	Secretary	Indefinite, since March 2009	Director of Fund Operations, Alpine Woods Capital Investors, LLC since September 2008; Assistant Vice President, Mutual Fund Operations, Credit Suisse Asset Management, LLC (2003-2008)	N/A	None

*	Denotes Trustees who are “interested persons” of the Trust or Fund under the 1940 Act.
**
Alpine Woods Capital Investors, LLC currently manages sixteen portfolios within the six investment companies that comprise the Alpine Trusts.  The Trust, Alpine Equity Trust and Alpine Income Trust are each registered as an open-end management investment company.  The Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund are each registered as a closed-end management investment company.  The Trustees currently oversee sixteen portfolios within the six Alpine Trusts.

***	Stephen A. Lieber is the father of Samuel A. Lieber.
****
The Trustees identified in this SAI are members of the Board of Trustees for each of the Trust, Alpine Equity Trust, Alpine Income Trust, Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund (the “Alpine Trusts”).

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Compensation

The Trust pays an annual fee to each Trustee who is not an officer or employee of the Adviser or the distributor (or any affiliated company of the Adviser or distributor) in the amount of $5,011.  Travel expenses of Trustees who are not affiliated persons of the Adviser or distributor (or any affiliated company of the Adviser or distributor) that are incurred in connection with attending meetings of the Board will also be reimbursed.

Set forth below for each of the Trustees is the aggregate compensation (and expenses) paid to such Trustees by the Trust for the twelve-month period ended October 31, 2009.

Name	Aggregate Compensation from Trust(1)	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Laurence B. Ashkin	$5,011	$0	$0	$60,000
H. Guy Leibler	$5,011	$0	$0	$60,000
Jeffrey E. Wacksman	$5,011	$0	$0	$60,000
James A. Jacobson	$1,385	$0	$0	$7,000
Samuel A. Lieber	$0	$0	$0	$0

(1)  Trustees fees and expenses are allocated among all of the Funds comprising the Trust.  For the fiscal year ended October 31, 2009, the Trustee fees and expenses were allocated to each Fund as follows:
$2,513 to the Balance Fund, $4,592 to the Dividend Fund, $2,330 to the Financial Services Fund, $2,351 to the Innovators Fund, $2,318 to the Transformations Fund and $2,314 to the Accelerating Dividend Fund.
(2)  These figures represent the annual aggregate compensation by the Fund Complex for the fiscal year ended October 31, 2009.  The Fund Complex is currently comprised of six separate registrants consisting of sixteen portfolios.

Trustee and Officer Ownership of Fund Shares

As of January 31, 2010, Samuel Lieber owned [   ]%  of the Balance Fund’s shares, [   ]% of the Dividend Fund’s shares and [   ]% of the Financial Services Fund’s shares.  Stephen Lieber owned [   ]% of the Balance Fund’s shares, [   ]% of the Dividend Fund’s shares, [   ]% of the Financial Services Fund’s shares [   ]% of the Innovators Fund’s shares, [   ]% of the Transformations Fund’s shares and [   ]% of the Accelerating Dividend Fund’s shares.  All other officers and Trustees of the Trust owned as a group less than 1% of outstanding shares of each of the Balance Fund, the Dividend Fund, the Financial Services Fund, the Innovators Fund, the Transformations Fund and the Accelerating Dividend Fund.

Set forth below is the dollar range of equity securities of each of the Funds beneficially owned by each Trustee as of January 31, 2010:

A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	$100,001-$500,000
F.	$500,001-$1,000,000
G.	Over $1,000,000

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Dollar Range of Fund Shares Owned
Name	Balance Fund	Dividend Fund	Financial Services Fund	Innovators Fund	Transformations Fund	Accelerating Dividend Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Laurence B. Ashkin
H. Guy Leibler
Jeffrey E. Wacksman
James A. Jacobson
Interested Trustees
Samuel A. Lieber

*
Includes holdings of each series of the Trust (Balance Fund, Dividend Fund, Financial Services Fund, Innovators Fund, Transformations Fund and Accelerating Dividend Fund), the Alpine Equity Trust (Alpine U.S. Real Estate Equity Fund, Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Infrastructure Fund), the Alpine Income Trust (Alpine Municipal Money Market Fund and Alpine Ultra Short Tax Optimized Income Fund), Alpine Global Dynamic Dividend Fund, Alpine Total Dynamic Dividend Fund and Alpine Global Premier Properties Fund.

As of January 31, 2010, Lieber family beneficial holdings in the three unregistered funds managed by the Adviser included [    ]% of Alpine Woods Growth Values Financial Equities, L.P., [    ]% of Alpine Woods Global Growth Values, L.P. and [    ]% of Alpine Woods Growth Values, L.P.

Other than as set forth in the foregoing table, during the calendar years ended December 31, 2008 or December 31, 2009, no Trustee who is not an interested person of the Trust or immediate family member of such Trustee had:

(i)	any direct or indirect interest in the Adviser or the Distributor of the Funds or their affiliates; or

(ii)	any material interest, direct or indirect in any transaction or series of similar transactions in which the amount involved exceeds $120,000; or

(iii)
any direct or indirect relationship, in which the amount involved exceeds $120,000 including payments for property or services to or from, provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

(iv)	any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

(A) the Funds; (B) an officer of the Trust; (C) an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor; (D) an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or the Distributor; (E) the Adviser or the Distributor; (F) an officer of the Adviser or the Distributor; (G) a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor; or (H) an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor (excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.).

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No officer of the Adviser or the Distributor, or officers of persons directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor has served during the two most recently completed calendar years, on the board of directors of a company where an Independent Trustee or immediate family member of such Trustee, was, during the two most recently completed calendar years, an officer.

Board Committees

The Board has three standing committees as described below:

Audit Committee
Members	Description	Meetings
Laurence B. Ashkin H. Guy Leibler Jeffrey E. Wacksman James A. Jacobson	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	The audit committee met four times during the fiscal year ended October 31, 2009.
Valuation Committee
Members	Description	Meetings
Laurence B. Ashkin H. Guy Leibler Jeffrey E. Wacksman James A. Jacobson
Responsible for (1) monitoring the valuation of Fund
securities and other investments; and (2) as required,
when the Board of Trustees is not in session, reviewing
and approving the fair value of illiquid and other holdings
after consideration of all relevant factors, which
determinations are reported to the Board of Trustees.
The valuation committee met three times during the fiscal year ended October 31, 2009.
Nominating Committee
Members	Description	Meetings
Laurence B. Ashkin H. Guy Leibler Jeffrey E. Wacksman James A. Jacobson	Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time.	The nominating committee met three times during the fiscal year ended October 31, 2009.

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Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

Set forth below is information with respect to each person who to the Trust’s knowledge, owned beneficially or of record more than 5% of any class of a Fund’s total outstanding shares and their aggregate ownership of such Fund’s total outstanding shares as of January 31, 2010.

Balance Fund

Name and Address	% of Shares	Type of Ownership
Stephen A. Lieber c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

Essel Foundation c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

Constance E. Lieber Trust c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

Janice Ruth Leiber Trust c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

24

Dividend Fund

Name and Address	% of Shares	Type of Ownership
National Financial Services Corp. One World Financial Center New York, NY 10281	[ ]%	Record

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	[ ]%	Record

TD Ameritrade, Inc. 4211 S. 102nd Street Omaha, NE 68127	[ ]%	Record

Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	[ ]%	Record

25

Financial Services Fund

Name and Address	% of Shares	Type of Ownership
Charles Schwab 101 Montgomery Street San Francisco, CA 94104-4122	[ ]%	Record

National Financial Services Corp. One World Financial Center New York, NY 10281	[ ]%	Record

Daniel P. Tully c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

Knotfloat & Co. P.O. Box 5496 Boston, MA 02206	[ ]%	Record

Innovators  Fund

Name and Address	% of Shares	Type of Ownership
National Financial Services Corp. One World Financial Center New York, NY 10281	[ ]%	Record

Charles Schwab 101 Montgomery Street San Francisco, CA 94104-4122	[ ]%	Record

Stephen A. Lieber c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

Daniel P. Tully c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

Essel Foundation c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

Constance E. Lieber c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

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Transformations Fund

Name and Address	% of Shares	Type of Ownership
Stephen A. Lieber c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

Essel Foundation c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

Constance E. Lieber c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

Accelerating Dividend Fund

Name and Address	% of Shares	Type of Ownership
Stephen A. Lieber c/o Alpine Woods Capital Investors, LLC 2500 Westchester Avenue Suite 215 Purchase, NY 10577	[ ]%	Beneficial

CODE OF ETHICS

The Adviser and the Trust have adopted a joint Code of Ethics pursuant to Section 204A and Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act.  Quasar Distributors, LLC (the “Distributor”) has also adopted a Code of Ethics. Each Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Trust, the Adviser or the Distributor (“Access Persons”), as applicable.  Rule 17j-1 and each Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Each Code permits Access Persons to trade securities for their own accounts and generally requires them to report their personal securities transactions.  Each Code is included as an exhibit to the Trust’s registration statement, which is on file with, and available from, the SEC.

PROXY VOTING PROCEDURES

The Board of Trustees of the Alpine Funds (the “Funds”) has approved the delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to the Adviser after the Board reviewed and considered the proxy voting policies and procedures used by the Adviser which uses an independent service provider, as described below.

The Adviser’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of the Funds; and (ii) that avoid the influence of conflicts of interest.  To implement this goal, the Adviser has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions.  The Proxy Voting Guidelines are designed to ensure that where the Adviser has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

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Policies of the Adviser

The Adviser has delegated to Risk Metrics Group ISS Governance Services (“Risk Metrics”), an independent service provider, the administration of proxy voting for the Funds’ portfolio securities directly managed by the Adviser, subject to oversight by the Adviser’s Proxy Manager (in his or her absence the Director of Institutional Operations).   Risk Metrics, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. The Adviser has reviewed, and will continue to review annually, the relationship with Risk Metrics and the quality and effectiveness of such services provided by Risk Metrics.

Specifically, Risk Metrics assists the Adviser in the proxy voting and corporate governance oversight process by developing and updating the “Risk Metrics Proxy Voting Guidelines,” which are incorporated into the Fund’s Proxy Voting Guidelines by reference, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. The Adviser’s decision to retain Risk Metrics is based principally on the view that the services that Risk Metrics provides, subject to oversight by the Adviser, generally will result in proxy voting decisions which serve the best economic interests of the Funds’ shareholders. The Adviser has reviewed, analyzed, and determined that the Risk Metrics Proxy Voting Guidelines are consistent with the views of the Adviser on the various types of proxy proposals. When the Risk Metrics Proxy Voting Guidelines do not cover a specific proxy issue and Risk Metrics does not provide a recommendation, Risk Metrics will notify the Adviser; and the Adviser will use its best judgment in voting proxies on behalf of the Funds’ shareholders. The Risk Metrics Proxy Voting Guidelines can be found on their website (http://www.riskmetrics.com/press/2009_policy).

Conflicts of Interest

The Adviser does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest.  In addition, because Fund proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, the Adviser generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of a Fund do not reflect any conflict of interest.  Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Fund and those of  the Adviser (or between a Fund and those of any of the Adviser’s affiliates), then the proxy should be voted strictly in conformity with the recommendation of ISS.  To monitor compliance with this policy, and proposed or actual deviation from a recommendation of ISS must be reported to the Proxy Manager and the Chief Compliance Officer (“CCO”) for the Adviser.  The Proxy Manager and CCO for the Adviser will then provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest.  If the Adviser then casts a proxy vote that deviates from an ISS recommendation, the affected Fund (or other appropriate Fund authority) will be given a report of this deviation.

Circumstances Under Which Proxies Will Not Be Voted

The Adviser, through ISS, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which the Adviser will not process a proxy because it is impractical or too expensive to do so. For example, the Adviser, will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when the Adviser has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security.  Also, the Adviser generally will not seek to recall the securities on loan for the purpose of voting the securities unless the Adviser determines that the issue presented for a vote warrants recalling the security.

More Information

The actual voting records relating to the Fund’s portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-888-785-5578 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-888-785-5578 and will be sent within three business days of receipt of a request.

INVESTMENT ADVISORY ARRANGEMENTS

The management of each Fund is supervised by the Board of Trustees of the Trust.  Alpine Woods Capital Investors, LLC (formerly, Alpine Management & Research, LLC) provides investment advisory services to each Fund pursuant to investment advisory agreements entered into with the Trust (each an “Advisory Agreement”).

The Adviser, located at 2500 Westchester Avenue, Purchase, New York, 10577, is a Delaware limited liability company organized on December 3, 1997.  It was formed for the purpose of providing investment advisory and management services to investment companies (including the Funds) and other advisory clients.  All membership interests in the Adviser are owned by Alpine Woods, L.P.  Mr. Samuel A. Lieber has a majority interest in this partnership and is the controlling person of its general partner.  He co-founded the Adviser with his father, Stephen A. Lieber.  Mr. Samuel Lieber was previously associated with Evergreen Asset Management Corporation, the former investment adviser of Alpine U.S. Real Estate Equity Fund and Alpine International Real Estate Equity Fund, and was primarily responsible for investment advisory services provided to those funds.

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Under each Advisory Agreement, the Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund’s portfolio of investments.  In addition, the Adviser provides office facilities to each Fund and performs a variety of administrative services.  Each Fund bears all of its other expenses and liabilities, including expenses incurred in connection with maintaining its registration under the 1933 Act, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholders’ meetings and reports to shareholders.  The Adviser pays the costs of printing and distributing prospectuses used for prospective shareholders.

The annual percentage rate and method used in computing the investment advisory fee of each Fund is described in the Prospectus.  The advisory fees paid by the Funds to the Adviser for the three most recent fiscal periods were as follows:

Balance Fund

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2009	$511,518	$0	$511,518
2008	$751,990	$0	$751,990
2007	$959,174	$0	$959,174

    Dividend Fund

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to Adviser
2009	$5,213,424	$0	$5,213,424
2008	$12,027,309	$0	$12,027,309
2007	$11,515,852	$0	$11,515,852

 Financial Services Fund

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to (Received from) Adviser
2009	$62,150	($38,481)	$23,669
2008	$99,234	($58,634)	$40,600
2007	$110,340	($139,356)	($29,016)

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 Innovators Fund

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to (Received from) Adviser
2009	$98,541	($31,680)	$66,861
2008	$423,423	$17,709	$441,132
2007	$114,347	($22,424)	$91,923

 Transformations Fund

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to (Received from) Adviser
2009	$27,333	($41,270)	($13,937)
2008(1)	$33,707	($53,829)	($20,122)
(1) Transformations Fund commenced operations on December 31, 2007.

Accelerating Dividend Fund

Year	Total Fees Accrued by Adviser	(Fees Waived)/ Expenses Recovered	Balance Paid to (Received from) Adviser
2009(1)	$10,416	($40,707)	($30,291)
(1) Accelerating Dividend Fund commenced operations on November 5, 2008.

Each Advisory Agreement is terminable, without the payment of any penalty, on sixty days’ written notice, by a vote of the holders of a majority of a Fund’s outstanding shares, by a vote of a majority of the Trustees or by the Adviser.  Each Advisory Agreement provides that it will automatically terminate in the event of its assignment.  Each Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

The Balance Fund’s Advisory Agreement was approved by the Trustees, including a majority of the Independent Trustees, and the Balance Fund’s initial shareholder on June 4, 2001.  The Dividend Fund’s Advisory Agreement was approved by the Trustees, including a majority of the Independent Trustees on September 23, 2003, and by its initial shareholder on August 28, 2003.  The Financial Services Fund’s Advisory Agreement was approved by the Trustees, including a majority of the Independent Trustees, and by its initial shareholder on March 21, 2005.  The Innovators Fund’s Advisory Agreement was approved by the Trustees, including a majority of the Independent Trustees, and by its initial shareholder on June 23, 2006.  The Transformations Fund’s Advisory Agreement was approved by the Trustees, including a majority of the Independent Trustees, and by its initial shareholder on December 17, 2007.  The Accelerating Dividend Fund’s Advisory Agreement was approved by the Trustees, including a majority of the Independent Trustees, and by its initial shareholder on September 22, 2008.  The Advisory Agreement of each the Transformations Fund and Accelerating Dividend Fund has an initial term of two years.  Each Advisory Agreement may be continued in effect from year to year after its initial term, provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Fund, and in each case is also approved by a majority of the Independent Trustees by vote cast in person at a meeting duly called for the purpose of voting on such approval.  The continuance of the Advisory Agreements were approved by the Trustees, including a majority of the Independent Trustees, at a meeting held in person on December 2, 2009 for the purpose of continuing the Advisory Agreements for a period not to extend beyond January 31, 2010, and subsequently for an annual period at a meeting held in person on January [   ], 2010.

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The Adviser has agreed contractually to waive its fees and to absorb expenses of the Funds to the extent necessary to assure that ordinary operating expenses of the Funds (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 1.35% of each of the Fund’s average daily net assets. The Funds have agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded.  This arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.  Waived expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Financial Services Fund	Innovators Fund	Transformations Fund	Accelerating Dividend Fund
10/31/10	$26,625	$22,424	--	--
10/31/11	$22,153	--	$53, 829	--
10/31/12	$38,481	$31,680	$41,270	$40,707

  Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. If transactions on behalf of more than one fund during the same period increase the demand for securities purchased or the supply of securities sold, there may be an adverse effect on price or quantity. In addition, under its arrangements with unregistered funds that it manages, the Adviser receives a portion of the appreciation of such funds’ portfolios. This may create an incentive for the Adviser to allocate attractive investment opportunities to such funds.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (excluding “hot” issues, in which the unregistered funds may not participate) in a manner which it believes to be fair and equitable under the circumstances. As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) here the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregations and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Trustees that the benefits from the Adviser’s organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.  When two or more funds purchase or sell the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

It is the Adviser’s discretionary policy not to invest a Fund’s assets in the initial public offering of an issuer’s securities (“IPOs”), if, in aggregate, 10% or greater of such Fund’s shares are owned or controlled by the Adviser, affiliates of the Adviser, Messrs. Samuel or Stephen Lieber, their family members, accounts for the benefit of such family members or certain charitable trusts.  As of the date of this prospectus, this policy prohibits the following Funds from investing in IPOs: the Balance Fund, Innovators Fund, Transformations Fund and Accelerating Dividend Fund.

Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and other series of the Trust or series of Alpine Equity Trust and certain other accounts that are managed by the Adviser.  Each Fund may from time to time engage in such transactions in accordance with these procedures.

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PORTFOLIO MANAGERS

Mr. Stephen A. Lieber and Mr. Samuel A. Lieber are the portfolio managers responsible for the day-to-day management of the Balance Fund, the Innovators Fund and the Accelerating Dividend Fund.  Mr. David Burg is a co-portfolio manager of the Accelerating Dividend Fund. Mr. Stephen Davis, associate portfolio manager, assists in the management of the Innovators Fund.  Mr. Stephen A. Lieber is the portfolio manager responsible for the day to day management of the Transformations Fund.  Mr. Stephen Lieber is assisted by Ms. Sarah Hunt, associate portfolio manager, to manage the Transformations Fund and Innovators Fund. Mr. Peter J. Kovalski and Mr. Stephen A. Lieber are the portfolio manager responsible for the day to day management of the Financial Services Fund.  For the year ended October 31, 2009, Mr. Burg did not manage any accounts.  The following tables show the number of other accounts managed by Messrs. Lieber, Ms. Hunt, Mr. Davis and Mr. Kovalski and the total assets in the accounts managed within various categories as of October 31, 2009.

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Stephen A. Lieber
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	3	$104.1	0	$0
Other Accounts	0	$0	0	$0

Samuel A. Lieber
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets
Registered Investment Companies	4	$791.8	0	$0
Other Pooled Investments	2	$98.6	0	$0
Other Accounts	1	$15.7	0	$0

Sarah Hunt
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Stephen Davis
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	1	$0.3	0	$0

Peter J. Kovalski
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$5.8	0	$0
Other Accounts	0	$0	0	$0

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Material Conflict of Interest. Where conflicts of interest arise between the Balance Fund, Innovators Fund, Accelerating Dividend Fund, the Transformations Fund or the Financial Services Fund and other accounts managed by the portfolio managers, including unregistered funds, the portfolio managers will proceed in a manner that ensures that the Balance Fund, Innovators Fund, Accelerating Dividend Fund, the Transformations Fund or the Financial Services Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for more than one account managed by the portfolio managers. In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Ms. Jill K. Evans and Mr. Kevin Shacknofsky are the co-portfolio managers responsible for the day-to-day management of the Dividend Fund.  Mr. Joshua Duitz and Andrew Kohl are associate portfolio managers of the Dividend Fund.    The following tables show the number of other accounts managed by Ms. Evans, Mr. Shacknofsky, Mr. Duitz and Mr. Kohl and the total assets in the accounts managed within various categories as of October 31, 2009.

Jill K. Evans
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets
Registered Investment Companies	2	$1,700.0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	1	$8.0	0	$0

Kevin Shacknofsky
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	2	$1,621.6	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	1	$7.6	0	$0

Joshua Duitz
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	3	$1,623.3	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Andrew Kohl
			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	2	$1,621.6	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

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Material Conflicts of Interest. Where conflicts of interest arise between the Dividend Fund and other accounts managed by the portfolio managers, including unregistered funds, the portfolio managers will proceed in a manner that ensures that the Dividend Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for more than one account managed by the portfolio managers. In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation. The Adviser’s compensation and incentive program varies by professional and discipline.  A portfolio manager’s compensation is determined by a formula which incorporates performance relative to returns of comparable mutual funds tracked by lipper Analytical Servics, Inc, Morningstar or Bloomberg LLP.  Incentive compensation is scaled disproportionately to reward top quintile and decile performance and disincentivized compensation is applied for below average performance.

Securities Owned in the Funds by Portfolio Managers. As of October 31, 2009 (except where otherwise noted), the portfolio managers owned the following equity securities in the Funds:

	Balance Fund	Dividend Fund	Financial Services Fund	Innovators Fund	Transformations Fund	Accelerating Dividend Fund
Stephen A. Lieber	G	G	E	G	G	G	G
Samuel A. Lieber	G	G	E	E	A	A	G
Sarah Hunt	A	A	A	B	A	A	B
Stephen Davis	A	A	A	A	A	A	A
Jill K. Evans	A	C	A	A	A	A	C
Kevin Shacknofsky	A	B	A	A	A	A	B
Joshua Duitz	A	A	A	A	A	A	A
David Burg	A	A	A	A	A	A	A
Andrew Kohl	A	A	A	A	A	A	A
Peter J. Kovalski	A	A	D	A	A	A	D

DISTRIBUTOR

Each Fund has entered into a distribution agreement with Quasar Distributors, LLC (the “Distributor”).  Each Fund has authorized the Distributor to use appropriate efforts to solicit orders for the sale of shares of that Fund, including such advertising and promotion as it believes reasonable in connection with such solicitation.  The Distributor finances such promotional activities at its own expense.

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ALLOCATION OF BROKERAGE

Decisions regarding the placement of orders to purchase and sell investments for the Funds are made by the Adviser.  A substantial portion of the transactions in equity securities for a Fund will occur on domestic stock exchanges.  Transactions on stock exchanges involve the payment of brokerage commissions.  In transactions on stock exchanges in the United States and some foreign exchanges, these commissions are negotiated.  However, on many foreign stock exchanges these commissions are fixed.  In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.  Over-the-counter transactions will generally be placed directly with a principal market maker, although a Fund may place an over-the-counter order with a broker-dealer if a better price (including commission) and execution are available.

It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals.  Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions.  However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter.  Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

The policy of each Fund regarding transactions for purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.  Consistent with this policy, when securities transactions are effected on a stock exchange, a Fund’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  The Board believes that a requirement always to seek the lowest commission cost could impede effective management and preclude a Fund or the Adviser from obtaining high quality brokerage and research services.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser may rely on its experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction.  Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In seeking to implement a Fund’s policies, the Adviser places transactions with those brokers and dealers who it believes provide the most favorable prices and which are capable of providing efficient executions.  If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research or research related services to a Fund or the Adviser.  Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities.  The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit all or any Fund directly.  While such services are useful and important in supplementing its own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

Aggregate Brokerage Commissions Paid during fiscal years ended October 31,
	2009	2008	2007
Balance Fund	$57,752	$79,018	$85,097
Dividend Fund	$6,698,194	$7,296,603	$6,525,935
Financial Services Fund	$56,984	$50,560	$51,294

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Innovators Fund	$8,407	$36,853	$23,105
Transformations Fund*	$2,238	$7,955	N/A
Accelerating Dividend Fund**	$1,474	N/A	N/A

*	The Transformations Fund commenced operations on December 31, 2007.
**	The Accelerating Dividend Fund commenced operations on November 5, 2008.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Funds’ portfolio holdings information will be dated as of the end of each fiscal quarter and will be available with a lag time of up to 60 days from the end of each fiscal quarter. These reports are available, free of charge, on the IDEA database on the SEC’s website at www.sec.gov.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least thirty days, as described above. In addition, the Fund’s Chief Compliance Officer, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information. Rating and ranking organizations, the Funds’ service providers and pension plan sponsors and/or their consultants are subject to these restrictions.

In addition, the Funds’ service providers, such as custodian and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Chief Compliance Officer.  The Chief Compliance Officer or a designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of a Fund and its shareholders.  No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purpose for which it is furnished.

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ADDITIONAL TAX INFORMATION

(See also “DIVIDENDS, DISTRIBUTIONS AND TAXES” in the Prospectus)

The following is a summary discussion of the material U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of shares of a Fund. This discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. This discussion addresses only U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. In addition, the discussion does not address any state, local or foreign tax consequences, and it does not address any U.S. federal tax consequences other than U.S. federal income tax consequences. The discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations (possibly with retroactive effect). No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting a Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the specific tax consequences to them of investing in a Fund, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

Each Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (“RIC”) under Subchapter M of the Code.  (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.)  In order to qualify as a RIC, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of each Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount not greater than 5% of each Fund’s total assets and 10% of the outstanding voting securities of such issuer, (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities and securities of other regulated investment companies) of (i) any one issuer; (ii) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (iii) any one or more “qualified publicly traded partnerships” (as defined in the Code); and (c) distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income (as defined in the Code, but without regard to the deduction for dividends paid) for such taxable year in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income tax.  By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.  A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year.  Each Fund anticipates meeting such distribution requirements.

Dividends paid by each Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income or, as discussed below, qualified dividend income, as applicable.  Investment company taxable income includes net investment income and net realized short-term gains (if any).  A portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals and other non-corporate taxpayers of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income.  Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations.  We expect that some (or all) of the Dividend Fund’s ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.  Distributions from net capital gain (if any) that are designated as capital gains dividends are taxable as long-term capital gains without regard to length of time the shareholder held shares of the Fund.  Long-term capital gains also will be taxed at up to a maximum rate of 15% to individuals and other non-corporate taxpayers.  Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains for such taxpayers will cease to apply to taxable years beginning after December 31, 2010.  Any dividends received by a Fund from domestic corporations will constitute a portion of a Fund’s gross investment income.  This portion of the dividends paid by a Fund may qualify for the dividends-received deduction for shareholders that are U.S. corporations.  Shareholders will be informed of the amounts of dividends which so qualify.

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Distributions will be taxable as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders that receive distributions in the form of additional shares will generally be treated as having received a taxable distribution and will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

Each Fund will inform shareholders of the amount of their ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year.

Distributions by each Fund result in a reduction in the net asset value of that Fund’s shares.  Should a distribution reduce the net asset value below a shareholder’s cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital.  In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution.  The price of shares purchased at that time includes the amount of the forthcoming distribution.  Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares.  Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the investor’s hands and will be a long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of.  Any loss realized by a shareholder on the sale of shares of a Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return.  Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of a Fund’s distributions.

Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by a Fund.  The backup withholding rate is 28% for 2010. Legislation may be enacted which provides for a different rate.  If the backup withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld.  Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.  The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons).  Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

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Based upon the number of shareholders of the Balance Fund, the Balance Fund could be considered to be a personal holding company (a "PHC") under the Internal Revenue Code (the "Code").  A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals (certain qualified pension trusts and tax-exempt entitites are counted as individuals for this purpose).  A company satisfying this test is taxed on its undistributed personal holding company income ("UPHCI") at 15% (for tax years beginning before January 1, 2011).  UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax.  Under the Code, a regulated investment company that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate rate under the Code.  The Fund intends to distribute sufficient taxable income to its shareholders in any applicable taxable period in which it is treated as a PHC to reduce or eliminate its UPHCI.

Special Tax Considerations

The Funds maintain accounts and calculate income in U.S. dollars. In general, a Fund’s transactions in foreign currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of a foreign currency.

Each Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) are subject to special provisions of the Code that, among other things, may affect the character of gains and losses of a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer Fund losses.  These rules could therefore affect the character, amount and timing of distributions to shareholders.  These provisions also (a) require each Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause each Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes.  Each Fund will monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules.  Each Fund anticipates that its hedging activities will not adversely affect its regulated investment company status.

Income received by a Fund from sources within various foreign countries may be subject to foreign income tax and withholding.  If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations, that Fund may elect to “pass through” to its shareholders the amount of foreign income taxes paid by the Fund.  Pursuant to such election, shareholders would be required: (i) to treat a proportionate share of dividends paid by a Fund which represent foreign source income received by the Fund plus the foreign taxes paid by the Fund as foreign source income; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against Federal income taxes (but not both).  No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

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Each Fund intends to meet for each taxable year the requirements of the Code to “pass through” to its shareholders foreign income taxes paid if it is determined by the Adviser to be beneficial to do so.  There can be no assurance that a Fund will be able to pass through foreign income taxes paid. Each shareholder will be notified within 60 days after the close of each taxable year of a Fund whether the foreign taxes paid by the Fund will “pass through” for that year, and, if so, the amount of each shareholder’s pro-rata share (by country) of (i) the foreign taxes paid and (ii) a Fund’s gross income from foreign sources.  Of course, shareholders who are not liable for Federal income taxes, such as retirement plans qualified under Section 401 of the Code, generally will not be affected by any such “pass through” of foreign tax credits.

Each Fund may invest in equity interests of certain entities that may qualify as “passive foreign investment companies.”  Generally, the income of such companies may become taxable to a Fund prior to the receipt of distributions, or, alternatively, income taxes and interest charges may be imposed on a Fund on “excess distributions” received by a Fund or on gain from the disposition of such investments by a Fund.  The Code generally allows the Funds to elect to mark to market and recognize gains on such investments at its taxable year-end.  Each Fund will take steps to minimize income taxes and interest charges arising from such investments.  Application of these rules may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes.  Each Fund will monitor its investments in equity interests in “passive foreign investment companies” to ensure its ability to comply with these distribution requirements.

The forgoing is only a general discussion of some of the special tax considerations that may apply to a Fund. Shareholders in a Fund are advised to consult with their own tax advisers with respect to the tax considerations, including federal, state and local and foreign tax considerations.

NET ASSET VALUE

The following information supplements that set forth in the Funds’ Prospectus in the Section titled “HOW TO BUY SHARES - How the Funds Value Their Shares.”

The net asset value of a Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern time) each business day.

The net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in that Fund outstanding at such time, as shown below:

Net Assets	=	Net Asset Value per share
Shares Outstanding

Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price.  Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day.  If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price.   Price information on listed securities is taken from the exchange where the security is primarily traded.  Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis.  Debt securities are valued according to the broadest and most representative market, which will ordinarily be other-the-counter.  Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair market value of such securities.  Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board.

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Examples of how the Funds calculated their net asset value per share as of October 31, 2009 is as follows.

Balance Fund

$55,230,218	$8.88
6,216,339

Dividend Fund

$572,151,407	$4.78
119,757,986

Financial Services Fund

$7,894,933	$6.86
1,560,680

Innovators Fund

$11,107,515	$8.13
1,366,241

Transformations Fund

$3,514,205	$7.68
457,722

Accelerating Dividend Fund

$1,214,586	$11.48
105,816

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars at the mean between the buying and selling rates of the currency in which such a security is denominated against United States dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trust.  Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York.  In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York.  Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated.  Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund’s calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.  Securities transactions are accounted for on the trade date, the date the order to buy or sell is executed.  Dividend income and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date.

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PURCHASE OF SHARES

How to Buy Shares

No sales charges are imposed when you purchase shares of the Funds.  You may purchase shares of each Fund at net asset value as described below or through your financial intermediary.  If you make a purchase through your financial intermediary, that intermediary is responsible for sending your purchase order to the Fund.  Please keep in mind that your financial intermediary may charge additional fees for its services.  The minimum initial investment in each Fund is $1,000.  The Funds reserve the right to vary or waive the minimum in certain situations.  There is no minimum investment requirement for subsequent investments if mailed by check.  Telephone and internet subsequent purchases are subject to a minimum of $100.  Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase.  Stock certificates will not be issued. Instead, your ownership of shares will be reflected in your account records with the Funds.

Purchases by Mail

To make an initial purchase by mail:

•	Complete the enclosed application.

•	Mail the application, together with a check made payable to Alpine Funds:

By Mail: Alpine Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery or Express Mail: Alpine Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202

•
All checks must be in U.S. dollars drawn on U.S. banks.  The Funds do not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

•
Subsequent investments may be made in the same manner, but you need not include an application.  When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number .

In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent (the “Transfer Agent”) will verify certain information on your application as part of the Funds’ Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-785-5578 if you need additional assistance when completing your application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until clarifying information/documentation is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

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Purchases by Internet

To open an account via the Internet with no forms to print or mail, go to www.alpinefunds.com.

Payment for shares purchased through the Funds’ website may be made only through an ACH (Automatic Clearing House) debit of your bank account of record.  Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds’ website.  Transactions initiated through the website are subject to the same purchase and redemption minimums and maximums as other transaction methods.

You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

The Funds employ procedures to confirm that transactions entered through the Internet are genuine.  These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information.  In order to conduct transactions on the website, you will need your account number, Social Security number, username and password.  The Funds and their service providers will not be liable for any loss, liability, cost or expense for following instructions communicated through the Funds’ website, including fraudulent or unauthorized instructions.

Purchases by Wire

If you are making your first investment in the Funds, before you wire funds:

•	The Transfer Agent must have a completed application. You can mail or overnight deliver your application to the Transfer Agent at the address above.

•	Upon receipt of your completed application, the Transfer Agent will establish an account for you.

•
The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:
(name of Alpine Fund to be purchased)
(shareholder registration)
(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments – By wire

•	Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

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Additional Information

If your purchase transaction is canceled due to nonpayment or because your purchase check does not clear, you will be responsible for any loss the Funds or the Adviser incur and you will be subject to a returned check fee of $25.  If you are an existing shareholder of any of the Alpine Funds, the Funds may redeem shares from your account to reimburse the Funds or the Adviser for the loss.  In addition, you may be prohibited or restricted from making further purchases of shares.

Shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges.  These fees and charges are not imposed by the Funds.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Shares of the Funds have not been registered for sale outside of the United States.  The Alpine Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

The Adviser may at its own expense make cash payments to some, but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of a Fund and/or to promote retention of their customers’ assets in the Fund.  These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Funds’ shares or the amount the Funds receive as proceeds from such sales.

Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds or their shareholders including shareholder servicing, transaction processing, sub-accounting services, marketing support and/or access to representatives of the broker, dealer or other financial intermediaries.  Revenue sharing payments also may be made to brokers, dealers and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list.

You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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REDEMPTIONS

How to Redeem Shares

You may redeem shares of the Funds on any day the NYSE is open, either directly or through your financial intermediary.  The price you will receive is the net asset value per share next computed after your redemption request is received in proper form.  Redemption proceeds generally will be sent to you within seven days.  However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to twelve business days).  Once a redemption request has been placed, it is irrevocable and may not be modified or canceled.  Redemption requests received after market close (generally 4:00 p.m. Eastern time) will be processed using the net asset value per share determined on the next business day.  Brokers and other financial intermediaries may charge a fee for handling redemption requests.

Redeeming Shares by Mail

To redeem shares by mail:

•	Send a letter of instruction signed by all registered owners of the account to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

•	Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

•	A signature guarantee of each owner is required to redeem shares in the following situations :

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When establishing or modifying certain services on an account;
•	If a change of address request was received by the Transfer Agent within the last 15 days;
•	For all redemptions in excess of $50,000 from any shareholder account; and
•
The Funds and/or the Transfer Agent may require a signature guarantee in other cases based on the facts and circumstances relative to the particular situation.  A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Transfer Agent.

•	Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

For further information, call 1-888-785-5578.

Redeeming Shares by Telephone

To redeem shares by telephone:

•
Call 1-888-785-5578 between the hours of 8:00 a.m. and 7:00 p.m. (Central time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed).  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

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•	Specify the amount of shares you want to redeem (minimum $1,000).

•	Provide the account name, as registered with a Fund, and the account number.

•
Redemption proceeds will be mailed to you by check at the address indicated in your account registration, or wired to an account at a commercial bank that you have previously designated.  A $15.00 charge is deducted from redemption proceeds if the proceeds are wired.  This charge is subject to change without notice.  Redemption proceeds may also be sent via electronic funds transfer through the Automated Clearing House (“ACH”) network, to your predetermined bank account.  There is no charge for the electronic funds transfer however credit may not be available for two to three days.

•
During periods of unusual economic or market conditions, you may experience difficulty effecting a telephone redemption.  In that event, you should follow the procedures for redemption by mail and send your written request by overnight courier to: Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

•	The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.

To redeem shares by telephone, you must indicate this on your application and choose how the redemption proceeds are to be paid.  To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Alpine Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.  Signatures may require a guarantee by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Transfer Agent.  You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine.  These procedures include requiring some form of personal identification and tape recording of conversations.  If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions.  The Funds reserve the right to refuse a telephone redemption request, if it is believed advisable to do so.  The telephone redemption option may be suspended or terminated at any time without advance notice.

Additional Redemption Information

A redemption of shares is a taxable transaction for Federal income tax purposes.  Under unusual circumstances, the Funds may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law.  The Funds reserve the right to close your account if the account value has remained below $1,000 for thirty days or more as a result of one or more redemptions.  You will receive sixty days’ written notice to increase the account value before the account is closed.  Although in unusual circumstances the Funds may pay the redemption amount in-kind through the distribution of portfolio securities, it is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund’s total net assets during any ninety-day period for any one shareholder.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Redemption Fees

The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  The Funds are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow.  These cash flows can unnecessarily disrupt the Funds’ investment programs.  Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Funds at the worst possible time as far as long-term investors are concerned.  Short-term trading drives up the Funds’ transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors.  Additionally, redemption of short-term holdings may create missed opportunity costs for the Funds, as the Adviser is unable to take or maintain positions with certain securities employing certain strategies that require a longer period of time to achieve anticipated results.

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For these reasons, the Funds assess a 1.00% fee on the redemption of each Fund’s shares held for less than two months.  For example, a purchase with a trade date of January 5, 2010 will not be assessed a redemption fee if redeemed on or after March 6, 2010 or the following business day if this date were to fall on a weekend or holiday.  Redemption fees will be paid to the Funds to help offset transaction costs.  The Funds reserve the right to waive the redemption fee, subject to their sole discretion in instances they deem not to be disadvantageous to the Funds.

The Funds will use the first-in, first-out (FIFO) method to determine the two-month holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than two months, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Funds for two months, not including, the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed on certain exchanges or to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed on exchanges except in instances where you are exchanging shares of a Fund with a redemption fee into a Fund which does not currently have a redemption fee.  If you exchange from a Fund without a redemption fee into a Fund with a redemption fee, the fee liability begins on the trade date of the exchange not the original share purchase date.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences and Funds that invest in investments which are not frequently traded, may be targets of market timers.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance.  The Board of Trustees has developed and adopted a market timing policy which takes steps to reduce the frequency and effect of these activities in each Fund.  These steps include, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Adviser determines current market prices are not readily available. These techniques may change from time to time as determined by the Funds in their sole discretion.

48

Trading Practices.  Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive.  The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if they believe that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.  In this regard, in compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds have entered into Information Sharing Agreements with financial intermediaries pursuant to which these financial intermediaries are required to provide to the Funds, at each Fund’s request, certain customer and identity trading information relating to its customers investing in a Fund through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from customers that are found to have engaged in abusive trading in violation of a Fund’s policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

SERVICE PROVIDERS

Distributor

The Distributor, Quasar Distributors, LLC, an affiliate of U.S. Bancorp Fund Services, LLC and U.S. Bank N.A., located at 615 East Michigan Street, Milwaukee, WI 53202, serves as each Fund’s principal underwriter.  The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares.  Under the agreement between each Fund and the Distributor, the Funds have agreed to indemnify the Distributor for certain losses and liabilities, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities arising under the 1933 Act.

Transfer Agent, Fund Accountant and Administrator

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) located at 615 East Michigan Street, Milwaukee, WI 53202, provides administration, transfer agent and accounting services to each Fund.  These services include: assisting in the supervision of all aspects of the operations of the Funds (except those performed by the Adviser or  the custodian); preparing certain period reports; assisting in the preparation of tax returns; and preparing materials for use in connection with meetings of Trustees and shareholders.  For the fiscal periods ending October 31, 2007, 2008 and 2009, the administration fee paid to U.S. Bancorp Fund Services, LLC on behalf of the Funds was as follows:

49

Administrative Fees	2009	2008	2007
Balance Fund	$22,758	$24,524	$32,415
Dividend Fund	$201,469	$440,631	$394,748
Financial Services Fund	$2,753	$3,647	$4,309
Innovators Fund	$4,112	$14,841	$5,028
Transformations Fund(1)	$1,192	$1,206	N/A
Accelerating Dividend Fund(2)	$411	N/A	N/A
(1)      Transformations Fund commenced operations on December 31, 2007.
(2)      The Accelerating Dividend Fund commenced operations on November 5, 2008.

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The fees paid to U.S. Bancorp for Transfer Agent services for the past three fiscal years ended October 31 were:

Transfer Agent Fees	2009	2008	2007
Balance Fund	$22,775	$25,949	$34,150
Dividend Fund	$201,458	$468,631	$423,140
Financial Services Fund	$2,751	$3,867	$4,570
Innovators Fund	$4,113	$15,800	$5,367
Transformations Fund(1)	$1,198	$1,269	N/A
Accelerating Dividend Fund(2)	$414	N/A	N/A
(1)      Transformations Fund commenced operations on December 31, 2007.
(2)      The Accelerating Dividend Fund commenced operations on November 5, 2008.

The fees paid to U.S. Bancorp for Accounting services for the past three fiscal years ended October 31 were:

Accounting Fees	2009	2008	2007
Balance Fund	$14,372	$12,673	$16,925
Dividend Fund	$127,249	$227,019	$190,600
Financial Services Fund	$1,731	$1,887	$2,198
Innovators Fund	$2,595	$7,666	$2,644
Transformations Fund(1)	$752	$629	N/A
Accelerating Dividend Fund(2)	$260	N/A	N/A
(1)      Transformations Fund commenced operations on December 31, 2007.
(2)      The Accelerating Dividend Fund commenced operations on November 5, 2008.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 East Wells Street, Milwaukee, Wisconsin 53202, is the independent registered public accounting firm of each Fund.

Fund Counsel

Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174, serves as counsel to the Trust and each of the Funds.

Custodian

U.S. Bank N.A., 1555 N. RiverCenter Dr., Suite 302, Milwaukee, Wisconsin 53212, acts as each Fund’s custodian.  The custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

ADDITIONAL INFORMATION

All shareholder inquiries may be directed to the shareholder’s broker, or may be directed to a Fund at the address or telephone number shown on the front cover of this SAI.  This SAI does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act.  Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

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PERFORMANCE INFORMATION

Total Return

Average annual total return quotations used in the Funds’ Prospectus are calculated according to the following formula:

P(1 + T)n = ERV

Where:
	“P”	=	represents a hypothetical initial investment of $1,000;
	“T”	=	represents average annual total return;
	“n”	=	represents the number of years; and
	“ERV”	=	represents the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.  Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions) - Each Fund’s quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

P(1 + T)n = ATV(D)

Where:
	“P”	=	represents a hypothetical initial investment of $1,000;
	“T”	=	represents average annual total return;
	“n”	=	represents the number of years; and
	“ATV(D)”	=
represents the ending value of the hypothetical initial investment after taxes on distributions, not after taxes on redemption.  Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.  ATV(D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemption) - Each Fund’s quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemption according to the following formula:

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P (1+ T)n = ATV(DR)

Where:
	“P”	=	represents a hypothetical initial investment of $1,000;
	“T”	=	represents average annual total return;
	“n”	=	represents the number of years; and
	“ATV(DR)”	=
represents the ending redeemable value of the hypothetical initial investment after taxes on distributions and redemption.  Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.  ATV(DR) will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

A Fund’s total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in its portfolio and its expenses.  Total return information is useful in reviewing a Fund’s performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor’s principal invested in a Fund is not fixed and will fluctuate in response to prevailing market conditions.

Non-Standardized Performance

In addition to the performance information described above, each Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months.  This total return information is computed as described under “Total Return” above except that no annualization is made.

GENERAL

From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, Europe, Australia and Far East index, Morgan Stanley Capital International Equity Emerging Markets Free Index or any other commonly quoted index of common stock prices, which are unmanaged indices of selected common stock prices.  Each Fund’s performance may also be compared to those of other mutual funds having similar objectives.  This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance.  Each Fund’s performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund’s past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

FINANCIAL STATEMENTS

The Funds’ financial statements contained in the Fund’s most recent Annual Report to Shareholders and the report of Deloitte & Touche LLP, the Funds’ independent registered public accounting firm, appearing therein, are incorporated by reference in this Statement of Additional Information. The Funds Annual Reports to Shareholders, which contain the referenced financial statements, are available upon request and without charge.

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APPENDIX “A”

DESCRIPTION OF BOND RATINGS

SHORT-TERM RATINGS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor's Underlying Rating)
This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor's maintains surveillance of an issue with a published SPUR.

Dual Ratings
Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

The ratings and other credit related opinions of Standard & Poor's and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor's assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision.  Standard &Poor's opinions and analyses do not address the suitability of any security. Standard & Poor's Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor's has obtained information from sources it believes to be reliable, Standard & Poor's does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i
This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The 'i' subscript indicates that the rating addresses the interest portion of the obligation only.  The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L
Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p
This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The 'p' subscript indicates that the rating addresses the principal portion of the obligation only.  The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest.  For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi
Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' subscript.  Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

pr
The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary
Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

—
Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.  Assignment of a final rating is conditional on the receipt and approval by Standard & Poor's of appropriate documentation.  Changes in the information provided to Standard & Poor's could result in the assignment of a different rating. In addition, Standard & Poor's reserves the right not to issue a final rating.

—
Preliminary ratings are assigned to Rule 415 Shelf Registrations.  As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies.  The final rating may differ from the preliminary rating.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited
Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*
This symbol indicated continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.  Discontinued use in January 2001.

q
A 'q' subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

r
The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.
Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis.  An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody's observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody's ratings are not made with these bank regulations in mind. Moody's Investors Service's own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody's ratings.

Moody's ratings represent the opinion of Moody's Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody's publications. Reference should be made to these statements for information regarding the issuer. Moody's ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term  Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below 'AAA', and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a 'AAA' Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as 'AAA(arg)' for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency's National Short-Term Rating definitions for 'F1+(xxx)', 'F1(xxx)', 'F2(xxx)' and 'F3(xxx)' may be substituted by the regulatory scales, e.g. 'A1+', 'A1', 'A2' and 'A3'. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency's web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a "+" is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation;

—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated 'D' is in payment default.  The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The 'D' rating  also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)
The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings
Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody's Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch’s National Long-Term Credit Ratings

AAA(xxx)
'AAA' National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
'AA' National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country's highest rated issuers or obligations.

A(xxx)
'A' National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
'BBB' National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
'BB' National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
'B' National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
'CCC' National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
'CC' National Ratings denote that default of some kind appears probable.

C(xxx)
'C' National Ratings denote that default is imminent.

D(xxx)
'D' National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

"+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-Term National Rating category, to categories below 'CCC(xxx)', or to Short-Term National Ratings other than 'F1(xxx)'.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings  beginning on page A-3.

Moody’s US Municipal Short-Term Debt And   Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

APPENDIX “B”

FUTURES AND OPTIONS

The following information should be read in conjunction with the discussions of options and futures elsewhere in this SAI.

OPTIONS ON SECURITIES

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

Options on securities and options on indices of securities, discussed below, are traded on national securities exchanges, such as the Chicago Board Options Exchange and the NYSE, which are regulated by the SEC. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. Options on securities and indices purchased and written by the Funds may be traded on NASDAQ rather than on an exchange. Any options not traded on an exchange must be effected with primary government securities dealers recognized by the Board of Governors of the Federal Reserve System.

An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that the Fund would have to exercise the option in order to realize any profit. This would result in the Fund incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, unless the Fund is required to deliver the stock pursuant to the assignment of an exercise notice, it will not be able to sell the underlying security until the option expires.

Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

Each Fund may also invest in so-called “synthetic” options or other options and derivative instruments written by broker-dealers, including options on baskets of specified securities. Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

Options transactions may be effected on domestic and foreign securities exchanges or in the over-the-counter market. Options positions may be of the American or the European variety. An American style option may be exercised by the holder at any time after it is purchased until it expires. A European style option may be exercised only on its expiration date. When options are purchased over-the-counter, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. In addition, the Fund may have difficulty closing out its positions in over-the-counter and synthetic options, which could result in losses to the Fund. Over-the-counter option positions and various derivative instruments may be illiquid and, in such cases are subject to the limitations on the purchase of illiquid securities by the Fund.

OPTIONS ON STOCK INDICES

In contrast to an option on a security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” The purchaser of the option receives this cash settlement amount if the closing level of the stock index on the day of exercise is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount if the option is exercised. As in the case of options on securities, the writer or holder may liquidate positions in stock index options prior to exercise or expiration by entering into closing transactions on the exchange on which such positions were established, subject to the availability of a liquid secondary market.

The index underlying a stock index option may be a “broad-based” index, such as the Standard & Poor’s 500 Index or the NYSE Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor’s 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stock included in the index and the index fluctuates with changes in the market values of the stocks so included.

FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND STOCK INDICES

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be “exercised” at any other time during their term.

The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin.” Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as “marking to the market.”

A futures contract may be purchased or sold only on an exchange, known as a “contract market,” designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper.

A stock index futures contract provides for the making and acceptance of a cash settlement in much the same manner as the settlement of an option on a stock index. The types of indices underlying stock index futures contracts are essentially the same as those underlying stock index options, as described above. The index assigns weighted values to the securities included in the index and its composition is changed periodically.

OPTIONS ON FUTURES CONTRACTS

An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

ALPINE SERIES TRUST
PART C
OTHER INFORMATION

ITEM 28. EXHIBITS

Number                      Description

(a)	Declaration of Trust – previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed on December 21, 2001 and incorporated herein by reference.

(b)	By-Laws – previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed on December 21, 2001 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders, incorporated by reference to the Declaration of Trust and By-Laws.

(d)
Investment Advisory Agreement, as amended, by and between Alpine Woods Capital Investors, LLC and the Registrant, on behalf of the Alpine Dynamic Balance Fund, Alpine Dynamic Dividend Fund, Alpine Dynamic Financial Services Fund, Alpine Dynamic Innovators Fund, the Alpine Dynamic Transformations Fund and the Alpine Accelerating Dividend Fund – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(e)	Distribution Contracts.

(1) Form of Distribution Agreement dated June 18, 2001 – previously filed as an Exhibit to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed on February 11, 2002 and incorporated herein by reference.

(2) Schedule A to Distribution Agreement dated June 18, 2001 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 3 to the Registration Statement filed on August 29, 2003 and incorporated herein by reference.

(3) Amendment dated November 18, 2005 to the Distribution Agreement dated June 18, 2001 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference.

(4) Second Amendment dated June 1, 2006 to the Distribution Agreement dated June 18, 2001, as amended November 18, 2005 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference.

(5) Third Amendment dated December 6, 2007 to the Distribution Agreement dated June 18, 2001, as amended November 18, 2005 and June 1, 2006 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 20 to the Registration Statement filed on December 21, 2007 and incorporated herein by reference.

(6) Fourth Amendment dated September 22, 2008 to the Distribution Agreement dated June 18, 2001, as amended November 18, 2005 and June 1, 2006 and December 6, 2007 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(7) Fifth Amendment dated October 28, 2008 to the Distribution Agreement dated June 18, 2001, as amended November 18, 2005, June 1, 2006, December 6, 2007 and September 22, 2008 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – Not Applicable

(g)	Custody Agreement

(1) Custody Agreement dated November 18, 2005 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference.

(2) Amendment dated June 1, 2006 to the Custody Agreement, dated as of November 18, 2005 –previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference.

(3) Amendment dated December 6, 2007 to the Custody Agreement dated November 18, 2005, as amended on June 1, 2006 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 20 to the Registration Statement filed on December 21, 2007 and incorporated herein by reference.

(4) Amendment dated September 22, 2008 to the Custody Agreement dated November 18, 2005, as amended June 1, 2006 and December 6, 2007 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(5) Amendment dated October 28, 2008 to the Custody Agreement dated November 18, 2005, as amended – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(h)	Other Material Contracts.

(1) Fund Administration Servicing Agreement

(a) Fund Administration Servicing Agreement dated November 18, 2005 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference.

(b) Amendment dated June 1, 2006 to the Fund Administration Servicing Agreement, dated as of November 18, 2005 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference.

(c) Amendment dated December 6, 2007 to the Fund Administration Servicing Agreement dated November 18, 2005, as amended June 1, 2006 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 20 to the Registration Statement filed on December 21, 2007 and incorporated herein by reference.

(d) Amendment dated September 22, 2008 to the Fund Administration Servicing Agreement dated November 18, 2005, as amended June 1, 2006 and December 6, 2007 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(e) Amendment dated October 28, 2008 to the Fund Administration Servicing Agreement dated November 18, 2005, as amended – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(2) Fund Accounting Servicing Agreement

(a) Fund Accounting Servicing Agreement dated November 18, 2005 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference.

(b) Amendment dated June 1, 2006 to the Fund Accounting Servicing Agreement, dated as of November 18, 2005 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference.

(c) Amendment dated December 6, 2007 to the Fund Accounting Servicing Agreement dated November 18, 2005, as amended June 1, 2006 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 20 to the Registration Statement filed on December 21, 2007 and incorporated herein by reference.

(d) Amendment dated September 22, 2008 to the Fund Accounting Servicing Agreement dated November 18, 2005, as amended June 1, 2006 and December 6, 2007 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(e) Amendment dated October 28, 2008 to the Fund Accounting Servicing Agreement dated November 18, 2005, as amended – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(3) Transfer Agent Servicing Agreement

(a) Transfer Agent Servicing Agreement dated November 18, 2005 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference.

(b) Amendment dated February 17, 2006 to the Transfer Agent Servicing Agreement dated November 18, 2005 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference.

(c) Second Amendment dated June 1, 2006 to the Transfer Agent Servicing Agreement dated November 18, 2005, as amended February 17, 2006 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference.

(d) Third Amendment dated December 6, 2007 to the Transfer Agent Servicing Agreement dated November 18, 2005, as amended February 17, 2006 and June 1, 2006 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 20 to the Registration Statement filed on December 21, 2007 and incorporated herein by reference.

(e) Fourth Amendment dated September 22, 2008 to the Transfer Agent Servicing Agreement dated November 18, 2005, as amended February 17, 2006, June 1, 2006 and December 6, 2007 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(f) Fifth Amendment dated October 28, 2008 to the Transfer Agent Servicing Agreement dated November 18, 2005, as amended February 17, 2006, June 1, 2006, December 6, 2007 and September 22, 2008 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(4) Expense Limitation Agreement, as amended, by and between Alpine Woods Capital Investors, LLC and Alpine Series Trust, on behalf of the Alpine Dynamic Balanced Fund, the Alpine Dynamic Dividend Fund, the Alpine Dynamic Financial Services Fund, the Alpine Dynamic Innovators Fund, the Alpine Dynamic Transformations Fund and the Alpine Accelerating Dividend Fund – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(5)
(a) Power of Attorney previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 3 to the Registration Statement filed on August 29, 2003 and incorporated by reference..

(b) Power of Attorney previously filed as Exhibit to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement filed on March 1, 2005 and incorporated herein by reference.

(c) Power of Attorney filed herewith.

(6) Prospect Servicing Agreement

(a) Prospect Servicing Agreement with U.S Bancorp Fund Services, LLC dated March 10, 2003 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(b) Amendment dated October 28, 2008 to the Prospect Servicing Agreement dated March 10, 2003 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed on October 30, 2008 and incorporated herein by reference.

(i)	Consent of Counsel – Filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment

(k)	Omitted Financial Statements – Not Applicable

(l)	Initial Capital Agreements – Not Applicable

(m)	Rule 12b-1 Plan – Not Applicable

(n)	Rule 18f-3 Plan – Not Applicable

(o)	Reserved

(p)
Joint Codes of Ethics, as amended September 24, 2007 – previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

As a result of his beneficial ownership of 32.14% of the outstanding shares of the Alpine Dynamic Balance Fund, 43.64% of the outstanding shares of the Alpine Dynamic Transformations Fund and 99.51% of the outstanding shares of the Alpine Accelerating Dividend Fund on January 31, 2009, Stephen A. Lieber may be deemed to “control” the Funds.

ITEM 30. INDEMNIFICATION

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of Registrant's Declaration of Trust provides that if any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

Pursuant to Article VII, Section 2 of the Declaration of Trust, the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The information required by this item with respect to Alpine Woods Capital Investors, LLC is incorporated by reference to the Form ADV (File No. 801-55110) of Alpine Woods Capital Investors, LLC.  The information required by this item with respect to Saxon Woods Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-56918) of Saxon Woods Advisors, LLC.

ITEM 32.  PRINCIPAL UNDERWRITER.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc.

Alpine Series Trust	LKCM Funds
Artio Global Equity Fund, Inc.	Masters' Select Funds Trust
Artio Global Investment Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Trust
Brazos Mutual Funds	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	Primecap Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	Rockland Funds Trust
Guinness Atkinson Funds	Thompson Plumb Funds, Inc.
Harding Loevner Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wexford Trust
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds

          (b)       To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

           (c)         Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

All financial and accounting related books and records required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
Registrant’s Custodian	U.S. Bank, National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of December, 2009.

ALPINE SERIES TRUST

By: /s/ Samuel A. Lieber
      Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 25 to its Registration Statement has been signed below by the following persons in the capacities and on December 29, 2009.

Signature	Title

/s/ Samuel A. Lieber Samuel A. Lieber	President and Trustee
Laurence B. Ashkin* Laurence B. Ashkin	Trustee
H. Guy Leibler * H. Guy Leibler	Trustee
Jeffrey E. Wacksman * Jeffrey E. Wacksman	Trustee
James A. Jacobson* James A. Jacobson	Trustee

*By: /s/ Samuel A. Lieber Samuel A. Lieber Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Power of Attorney	EX.99.H.5.c
Consent of Counsel	EX.99.i